UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Extended Market Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.9%)

Auto & Transportation (3.0%)
Expeditors International of Washington, Inc.	264,495	$13,674
C.H. Robinson Worldwide, Inc.	213,228	9,892
Lear Corp.	171,334	9,329
J.B. Hunt Transport Services, Inc.	201,675	7,490
Gentex Corp.	193,420	6,795
Polaris Industries, Inc.	108,274	6,044
BorgWarner, Inc.	139,478	6,038
* Yellow Roadway Corp.	120,231	5,638
* JetBlue Airways Corp.	258,323	5,404
CNF Inc.	127,337	5,220
Overseas Shipholding Group Inc.	98,432	4,886
Oshkosh Truck Corp.	85,592	4,884
* TRW Automotive Holdings Corp.	247,300	4,662
Tidewater Inc.	142,672	4,644
* Landstar System, Inc.	76,181	4,470
* Laidlaw International Inc.	259,605	4,271
Werner Enterprises, Inc.	198,208	3,827
American Axle & Manufacturing Holdings, Inc.	129,877	3,800
Thor Industries, Inc.	143,120	3,788
OMI Corp.	233,606	3,742
Alexander & Baldwin, Inc.	106,551	3,616
Florida East Coast Industries, Inc. Class A	92,328	3,467
Heartland Express, Inc.	187,626	3,462
* EGL, Inc.	111,802	3,383
* Swift Transportation Co., Inc.	200,005	3,364
ArvinMeritor, Inc.	173,601	3,255
* General Maritime Corp.	92,379	3,218
* Knight Transportation, Inc.	141,124	3,023
Winnebago Industries, Inc.	84,756	2,936
* AMR Corp.	399,397	2,928
Modine Manufacturing Co.	86,112	2,593
USF Corp.	69,557	2,496
* Kirby Corp.	62,100	2,493
* Kansas City Southern	156,989	2,382
Arkansas Best Corp.	62,378	2,284
Skywest, Inc.	148,676	2,238
Overnite Corp.	70,141	2,205
* Forward Air Corp.	54,500	2,181
* AirTran Holdings, Inc.	216,273	2,154
Wabtec Corp.	114,179	2,134
Bandag, Inc.	48,514	2,125
* Fleetwood Enterprises, Inc.	138,836	2,108
Sauer-Danfoss, Inc.	119,828	2,047
Superior Industries International, Inc.	66,737	1,999
* Offshore Logistics, Inc.	57,763	1,988
* Wabash National Corp.	67,486	1,854
* Alaska Air Group, Inc.	74,036	1,835
* Northwest Airlines Corp. Class A	220,212	1,808
* Old Dominion Freight Line, Inc.	62,274	1,794
* Tenneco Automotive, Inc.	128,566	1,684
* Aviall Inc.	82,333	1,680
* Genesee & Wyoming Inc. Class A	65,296	1,653
Monaco Coach Corp.	74,237	1,607
* Pacer International, Inc.	94,096	1,543
Marine Products Corp.	83,158	1,497
* Continental Airlines, Inc. Class B	168,731	1,438
* TBC Corp.	63,507	1,419
* ExpressJet Holdings, Inc.	139,394	1,395
* AAR Corp.	105,142	1,309
* Hub Group, Inc.	33,605	1,252
* RailAmerica, Inc.	104,846	1,159
Arctic Cat, Inc.	41,524	1,078
* Keystone Automotive Industries, Inc.	48,408	1,065
* Gulfmark Offshore, Inc.	64,445	1,052
* SCS Transportation, Inc.	55,346	1,048
The Greenbrier Cos., Inc.	43,431	1,042
* Aftermarket Technology Corp.	72,790	916
* Strattec Security Corp.	13,418	835
* Collins & Aikman Corp.	197,231	824
Coachmen Industries, Inc.	50,476	797
* Celadon Group Inc.	40,245	767
* P.A.M. Transportation Services, Inc.	39,519	757
* Hayes Lemmerz International, Inc.	72,902	741
Spartan Motors, Inc.	52,705	740
* MAIR Holdings, Inc.	86,995	713
* Frontier Airlines, Inc.	92,675	712
Maritrans Inc.	41,913	647
* National R. V. Holdings, Inc.	50,970	634
* Stoneridge, Inc.	43,637	615
* USA Truck, Inc.	49,301	601
* Commercial Vehicle Group Inc.	37,372	592
Noble International, Ltd.	31,481	575
* Pinnacle Airlines Corp.	56,200	568
Todd Shipyards Corp.	34,842	538
* Mesa Air Group Inc.	103,348	527
* Covenant Transport, Inc.	26,760	517
* America West Holdings Corp. Class B	93,549	505
* U.S. Xpress Enterprises, Inc.	26,209	486
Standard Motor Products, Inc.	29,848	451
* R&B, Inc.	20,547	449
* Marten Transport, Ltd.	21,995	384
* Republic Airways Holdings Inc.	42,212	379
* FLYI, Inc.	96,885	379
* Tower Automotive, Inc.	170,237	356
* Quantum Fuel Systems Technologies Worldwide, Inc.	64,593	352
* Starcraft Corp.	45,420	340
* ATA Holdings, Inc.	134,932	327
* Seabulk International, Inc.	30,533	316
* Impco Technologies Inc.	60,263	295
* Sports Resorts International, Inc.	75,618	282
* Petroleum Helicopters, Inc.	12,835	280
Quixote Corp.	13,436	259
Titan International, Inc.	22,900	220
* Dura Automotive Systems, Inc.	30,950	219
* Midwest Air Group Inc.	68,188	201
* Hawaiian Holdings, Inc.	28,500	176
* Quality Distribution Inc.	25,789	158
* Raytech Corp.	73,841	134
* Allied Holdings, Inc.	37,700	92
* Frozen Food Express Industries, Inc.	7,000	53
* Central Freight Lines, Inc.	8,400	50
Providence and Worcester Railroad Co.	2,700	30
Bandag, Inc. Class A	600	24
* Oglebay Norton Co.	14,000	2

		235,604

Consumer Discretionary (21.9%)
* Google Inc.	570,458	73,931
Liberty Media Corp.	7,287,938	63,551
* DirecTV Group, Inc.	3,448,066	60,651
* Amazon.com, Inc.	1,015,689	41,501
* IAC/InterActiveCorp	1,750,897	38,555
* Fox Entertainment Group, Inc. Class A	1,065,840	29,566
Washington Post Co. Class B	23,873	21,963
* Kmart Holding Corp.	223,799	19,576
E.W. Scripps Co. Class A	406,290	19,413
Harman International Industries, Inc.	164,582	17,734
* MGM Mirage, Inc.	346,353	17,196
* EchoStar Communications Corp. Class A	538,943	16,772
* XM Satellite Radio Holdings, Inc.	510,467	15,835
* Mohawk Industries, Inc.	166,557	13,223
* Caesars Entertainment, Inc.	773,304	12,914
Estee Lauder Cos. Class A	305,196	12,757
* Liberty Media International Inc. Class A	380,604	12,698
* VeriSign, Inc.	637,971	12,683
CDW Corp.	207,544	12,044
Mandalay Resort Group	168,518	11,569
Republic Services, Inc. Class A	379,037	11,280
Aramark Corp. Class B	466,069	11,251
* Pixar, Inc.	140,374	11,076
* Iron Mountain, Inc.	322,643	10,921
Fastenal Co.	189,507	10,916
* Williams-Sonoma, Inc.	290,300	10,901
* Lamar Advertising Co. Class A	259,159	10,784
* Wynn Resorts Ltd.	205,592	10,627
* Weight Watchers International, Inc.	264,401	10,264
PETsMART, Inc.	360,729	10,241
Michaels Stores, Inc.	170,495	10,095
Manpower Inc.	225,071	10,013
* Sirius Satellite Radio, Inc.	3,088,524	9,883
* ChoicePoint Inc.	221,366	9,441
ServiceMaster Co.	726,276	9,340
Polo Ralph Lauren Corp.	251,322	9,141
Ross Stores, Inc.	377,676	8,853
Foot Locker, Inc.	363,190	8,608
The McClatchy Co. Class A	117,790	8,343
* Getty Images, Inc.	148,083	8,189
* Dex Media, Inc.	377,100	7,983
Station Casinos, Inc.	158,482	7,772
* Dollar Tree Stores, Inc.	287,789	7,756
Outback Steakhouse	184,082	7,645
* Chico's FAS, Inc.	222,587	7,612
* Brinker International, Inc.	240,808	7,501
Abercrombie & Fitch Co.	237,108	7,469
GTECH Holdings Corp.	294,786	7,464
* Career Education Corp.	255,693	7,269
The Neiman Marcus Group, Inc. Class A	122,948	7,070
* Urban Outfitters, Inc.	200,948	6,913
Metro-Goldwyn-Mayer Inc.	593,453	6,866
Regal Entertainment Group Class A	358,408	6,846
International Speedway Corp.	132,961	6,635
American Eagle Outfitters, Inc.	177,825	6,553
Belo Corp. Class A	289,062	6,515
* Barnes & Noble, Inc.	172,219	6,372
* Advance Auto Parts, Inc.	184,880	6,360
* Hewitt Associates, Inc.	234,855	6,214
Boyd Gaming Corp.	216,444	6,093
* Gemstar-TV Guide International, Inc.	1,058,063	5,978
The Corporate Executive Board Co.	97,542	5,973
Claire's Stores, Inc.	232,054	5,811
MSC Industrial Direct Co., Inc. Class A	169,917	5,791
* The Cheesecake Factory	129,518	5,621
* CarMax, Inc.	259,944	5,602
* Tech Data Corp.	144,979	5,589
* Columbia Sportswear Co.	101,301	5,521
Harte-Hanks, Inc.	217,868	5,449
* Fossil, Inc.	175,803	5,439
* O'Reilly Automotive, Inc.	137,668	5,271
* Service Corp. International	843,292	5,237
Lee Enterprises, Inc.	112,325	5,205
Applebee's International, Inc.	205,856	5,204
* Rent-A-Center, Inc.	197,701	5,113
John Wiley & Sons Class A	156,778	5,009
* Timberland Co.	87,126	4,949
* West Corp.	168,563	4,910
* Education Management Corp.	182,297	4,856
* Adesa, Inc.	293,883	4,828
Borders Group, Inc.	193,943	4,810
* Westwood One, Inc.	243,135	4,807
Choice Hotel International, Inc.	83,393	4,803
* Activision, Inc.	345,852	4,797
* BJ's Wholesale Club, Inc.	174,110	4,760
* PETCO Animal Supplies, Inc.	143,772	4,696
* Ask Jeeves, Inc.	142,246	4,653
Regis Corp.	110,647	4,450
IKON Office Solutions, Inc.	370,051	4,448
CBRL Group, Inc.	121,793	4,394
Ruby Tuesday, Inc.	156,614	4,365
Saks Inc.	356,878	4,300
The Brink's Co.	141,890	4,281
* American Greetings Corp. Class A	170,356	4,279
* Copart, Inc.	224,996	4,259
* Laureate Education Inc.	114,130	4,248
* Scientific Games Corp.	221,903	4,238
* Citadel Broadcasting Corp.	328,673	4,214
* Entercom Communications Corp.	128,788	4,206
The Toro Co.	60,723	4,147
* ITT Educational Services, Inc.	114,376	4,123
* Penn National Gaming, Inc.	101,218	4,089
Nu Skin Enterprises, Inc.	173,548	4,080
* Earthlink, Inc.	393,101	4,049
* AnnTaylor Stores Corp.	172,688	4,041
* Pacific Sunwear of California, Inc.	191,693	4,035
* Sirva Inc.	176,142	4,034
Strayer Education, Inc.	34,777	4,000
* Marvel Enterprises Inc.	272,497	3,968
Pier 1 Imports Inc.	218,645	3,953
* R.H. Donnelley Corp.	78,322	3,866
* Cabela's Inc.	162,050	3,865
* Valassis Communications, Inc.	129,489	3,830
* Waste Connections, Inc.	119,811	3,796
* InfoSpace, Inc.	80,032	3,793
* Sonic Corp.	147,801	3,788
Hollinger International, Inc.	218,595	3,780
* Quiksilver, Inc.	145,954	3,710
* Take-Two Interactive Software, Inc.	112,322	3,690
* Aeropostale, Inc.	139,552	3,656
* Zale Corp.	130,050	3,654
* Tempur-Pedic International Inc.	243,652	3,652
* DeVry, Inc.	175,806	3,641
Speedway Motorsports, Inc.	109,031	3,634
Journal Communications, Inc.	206,575	3,623
Reader's Digest Association, Inc.	247,717	3,614
* United Stationers, Inc.	83,154	3,609
* The Yankee Candle Co., Inc.	124,299	3,600
SCP Pool Corp.	133,350	3,566
Blyth, Inc.	114,333	3,533
Talbots Inc.	141,583	3,510
Furniture Brands International Inc.	136,959	3,435
Grey Global Group Inc.	3,449	3,432
Blockbuster Inc. Class A	452,048	3,431
* CEC Entertainment Inc.	91,697	3,370
* CNET Networks, Inc.	358,797	3,283
Media General, Inc. Class A	58,195	3,256
Ethan Allen Interiors, Inc.	93,204	3,239
* Tuesday Morning Corp.	102,753	3,177
Hearst-Argyle Television Inc.	129,124	3,157
* Corrections Corp. of America REIT	88,035	3,113
* P.F. Chang's China Bistro, Inc.	64,107	3,109
* Gaylord Entertainment Co.	98,859	3,065
* Scholastic Corp.	98,878	3,054
* Corinthian Colleges, Inc.	224,604	3,028
* Leapfrog Enterprises, Inc.	149,059	3,018
* Tractor Supply Co.	95,819	3,013
Catalina Marketing Corp.	130,519	3,012
* Dick's Sporting Goods, Inc.	83,748	2,983
United Auto Group, Inc.	115,869	2,907
* Jack in the Box Inc.	91,356	2,899
* Argosy Gaming Co.	73,405	2,877
* Arbitron Inc.	77,364	2,832
* Panera Bread Co.	75,397	2,830
Rollins, Inc.	115,330	2,801
* Orbitz, Inc.	101,062	2,749
Matthews International Corp.	80,493	2,727
* Men's Wearhouse, Inc.	93,026	2,702
Aaron Rents, Inc. Class B	122,466	2,665
* Linens 'n Things, Inc.	113,034	2,619
* United Natural Foods, Inc.	97,913	2,604
* Guitar Center, Inc.	59,938	2,595
* Navigant Consulting, Inc.	117,867	2,588
* The Warnaco Group, Inc.	115,184	2,561
* Wesco International, Inc.	104,681	2,539
Banta Corp.	63,791	2,536
Kellwood Co.	69,486	2,533
* Domino's Pizza, Inc.	171,900	2,527
* Emmis Communications, Inc.	138,652	2,504
* Jarden Corp.	68,119	2,486
Tupperware Corp.	146,346	2,485
* 99 Cents Only Stores	174,144	2,478
Wolverine World Wide, Inc.	97,930	2,468
ABM Industries Inc.	121,622	2,451
* GameStop Corp.	131,935	2,442
ADVO, Inc.	77,777	2,406
Bob Evans Farms, Inc.	88,402	2,401
Burlington Coat Factory Warehouse Corp.	112,852	2,396
Kelly Services, Inc. Class A	87,756	2,344
* Shuffle Master, Inc.	62,358	2,336
* Rare Hospitality International Inc.	86,277	2,299
* Aztar Corp.	85,860	2,275
* CoStar Group, Inc.	45,637	2,245
* MPS Group, Inc.	263,732	2,218
* Resources Connection, Inc.	57,959	2,190
* Life Time Fitness, Inc.	84,676	2,173
Watson Wyatt & Co. Holdings	82,374	2,166
* Priceline.com, Inc.	97,161	2,154
World Wrestling Entertainment, Inc.	174,520	2,133
* Electronics Boutique Holdings Corp.	62,197	2,121
G & K Services, Inc. Class A	52,939	2,104
* Universal Technical Institute Inc.	69,508	2,098
* Midway Games Inc.	210,976	2,093
* Cumulus Media Inc.	144,404	2,078
* Coldwater Creek Inc.	99,294	2,072
* Hot Topic, Inc.	121,084	2,063
* Red Robin Gourmet Burgers	47,149	2,059
Ameristar Casinos, Inc.	67,946	2,055
* Charming Shoppes, Inc.	288,462	2,054
bebe stores, inc	97,197	2,053
* Insight Enterprises, Inc.	121,571	2,047
* Revlon, Inc. Class A	811,102	2,044
* NetFlix.com, Inc.	132,464	2,043
* Charter Communications, Inc.	766,599	2,039
Callaway Golf Co.	192,576	2,036
The Pep Boys (Manny, Moe & Jack)	145,025	2,030
* FTI Consulting, Inc.	106,842	2,019
Oakley, Inc.	169,601	2,018
* RC2 Corp.	61,152	2,012
La-Z-Boy Inc.	131,809	2,001
* USANA Health Sciences, Inc.	57,160	1,989
* Journal Register Co.	105,212	1,989
* Krispy Kreme Doughnuts, Inc.	157,066	1,988
* Carter's, Inc.	71,207	1,972
* Guess ?, Inc.	110,419	1,967
* Alliance Gaming Corp.	128,876	1,941
* WMS Industries, Inc.	75,496	1,939
IHOP Corp.	50,636	1,935
* Radio One, Inc.	135,160	1,931
* Cost Plus, Inc.	54,532	1,929
* Helen of Troy Ltd.	70,635	1,923
Liberty Corp.	48,304	1,920
* Global Imaging Systems, Inc.	61,590	1,914
* THQ Inc.	98,286	1,913
Jackson Hewitt Tax Service Inc.	94,100	1,904
* Amerco, Inc.	49,920	1,893
* ValueClick, Inc.	200,474	1,892
* Boca Resorts, Inc. Class A	101,802	1,890
Landry's Restaurants, Inc.	69,225	1,889
* DoubleClick Inc.	317,927	1,879
Phillips-Van Heusen Corp.	84,082	1,873
Finish Line, Inc.	60,451	1,869
The Nautilus Group, Inc.	81,776	1,847
* ProQuest Co.	71,067	1,826
* School Specialty, Inc.	46,205	1,821
* Bright Horizons Family Solutions, Inc.	33,398	1,813
* Tetra Tech, Inc.	143,065	1,813
* Radio One, Inc. Class D	126,800	1,804
* AMC Entertainment, Inc.	94,034	1,800
* Stewart Enterprises, Inc. Class A	258,668	1,798
* Teletech Holdings Inc.	190,233	1,796
* Stage Stores, Inc.	51,666	1,768
Fred's, Inc.	98,068	1,761
Chemed Corp.	31,261	1,742
* Labor Ready, Inc.	123,869	1,737
* Crown Media Holdings, Inc.	206,843	1,727
* Papa John's International, Inc.	55,811	1,712
* Payless ShoeSource, Inc.	168,389	1,706
* MAXIMUS, Inc.	59,122	1,703
* Korn/Ferry International	93,128	1,698
Renaissance Learning, Inc.	78,259	1,696
* Group 1 Automotive, Inc.	61,271	1,671
* Select Comfort Corp.	91,721	1,669
* United Online, Inc.	171,336	1,648
* Too Inc.	91,012	1,645
* Stein Mart, Inc.	108,044	1,644
* CKE Restaurants Inc.	147,776	1,633
* The Children's Place Retail Stores, Inc.	68,262	1,632
* Martha Stewart Living Omnimedia, Inc.	103,197	1,620
* Genesco, Inc.	68,334	1,609
K-Swiss, Inc.	83,258	1,603
* Cox Radio, Inc.	107,183	1,599
* K2 Inc.	111,624	1,597
* Overstock.com, Inc.	43,164	1,585
* Dollar Thrifty Automotive Group, Inc.	65,106	1,584
* Consolidated Graphics, Inc.	37,570	1,574
* CSK Auto Corp.	117,615	1,567
* The Advisory Board Co.	46,544	1,564
* Big 5 Sporting Goods Corp.	68,581	1,564
* Ryan's Restaurant Group, Inc.	104,842	1,556
Christopher & Banks Corp.	97,133	1,555
* The Pantry, Inc.	61,737	1,554
Oxford Industries, Inc.	41,422	1,543
* PRIMEDIA Inc.	655,137	1,540
* Pinnacle Entertainment, Inc.	111,547	1,539
Gray Television, Inc.	128,220	1,526
* JAKKS Pacific, Inc.	66,310	1,525
* Elizabeth Arden, Inc.	72,105	1,519
Handleman Co.	73,803	1,510
* Hollywood Entertainment Corp.	152,477	1,505
* The Sports Authority, Inc.	64,355	1,493
Sonic Automotive, Inc.	74,438	1,492
* aQuantive, Inc.	153,726	1,483
Movie Gallery, Inc.	84,012	1,473
* The Dress Barn, Inc.	84,361	1,472
* Isle of Capri Casinos, Inc.	75,928	1,471
* Jo-Ann Stores, Inc.	52,377	1,469
* Exult Inc.	277,970	1,462
* Steak n Shake Co.	84,859	1,449
* Hibbett Sporting Goods, Inc.	70,194	1,438
* Central Garden and Pet Co.	46,949	1,438
Kenneth Cole Productions, Inc.	50,269	1,415
Viad Corp.	59,133	1,403
Lone Star Steakhouse & Saloon, Inc.	53,570	1,384
Carmike Cinemas, Inc.	39,274	1,383
* The Gymboree Corp.	94,984	1,368
* California Pizza Kitchen, Inc.	61,820	1,351
World Fuel Services Corp.	37,582	1,345
Russell Corp.	79,860	1,345
* Entravision Communications Corp.	176,157	1,341
* Deckers Outdoor Corp.	38,928	1,324
Churchill Downs, Inc.	33,655	1,318
* Salem Communications Corp.	51,976	1,316
Triarc Cos., Inc. Class B	113,679	1,304
* ValueVision Media, Inc.	97,257	1,302
* Lin TV Corp.	66,550	1,296
* J. Jill Group, Inc.	65,169	1,294
Startek, Inc.	41,015	1,286
* TiVo Inc.	193,906	1,284
* Six Flags, Inc.	234,370	1,275
* Vail Resorts Inc.	70,556	1,275
* Spanish Broadcasting System, Inc.	129,474	1,274
The Stride Rite Corp.	123,990	1,271
Lawson Products, Inc.	30,738	1,259
Cato Corp. Class A	56,585	1,259
* PDI, Inc.	46,610	1,258
* Ventiv Health, Inc.	74,084	1,256
* Charles River Associates Inc.	32,793	1,256
Bowne & Co., Inc.	96,487	1,253
* SOURCECORP, Inc.	55,790	1,235
Sinclair Broadcast Group, Inc.	169,082	1,234
* NetRatings, Inc.	68,947	1,229
* Volt Information Sciences Inc.	42,239	1,215
* ShopKo Stores, Inc.	69,689	1,213
* CMGI Inc.	1,002,518	1,213
* Information Holdings Inc.	44,479	1,211
* Navarre Corp.	83,470	1,209
Central Parking Corp.	91,402	1,208
American Woodmark Corp.	32,240	1,194
The Buckle, Inc.	43,408	1,192
* Century Business Services, Inc.	263,513	1,183
* Central European Distribution Corp.	52,650	1,176
* Blue Nile Inc.	34,915	1,176
* Trans World Entertainment Corp.	120,045	1,173
The Topps Co., Inc.	119,834	1,172
The Marcus Corp.	59,957	1,167
* Pre-Paid Legal Services, Inc.	45,203	1,161
* Lifeline Systems, Inc.	47,149	1,151
Brown Shoe Co., Inc.	45,558	1,142
* Wireless Facilities, Inc.	163,173	1,137
* Del Laboratories, Inc.	34,332	1,133
* Cross Country Healthcare, Inc.	72,298	1,121
* MarineMax, Inc.	49,600	1,117
* Prime Hospitality Corp.	91,050	1,108
* Skechers U.S.A., Inc.	76,221	1,107
* Saga Communications, Inc.	64,971	1,101
* 1-800-FLOWERS.COM, Inc.	132,252	1,098
* Heidrick & Struggles International, Inc.	38,038	1,096
* O'Charley's Inc.	67,120	1,094
* FindWhat.com	57,895	1,084
* Digital Theater Systems Inc.	59,231	1,081
* West Marine, Inc.	49,925	1,067
* Multimedia Games Inc.	68,623	1,064
* Playtex Products, Inc.	168,792	1,063
* Coinstar, Inc.	45,418	1,058
Russ Berrie and Co., Inc.	52,161	1,051
* infoUSA Inc.	117,628	1,048
Gevity HR, Inc.	67,617	1,040
* Casella Waste Systems, Inc.	86,431	1,023
* Fisher Communications, Inc.	21,308	1,023
* AMN Healthcare Services, Inc.	85,499	1,022
* Forrester Research, Inc.	66,976	1,021
Pulitzer, Inc.	20,544	1,015
* Asbury Automotive Group, Inc.	75,132	1,014
* Insight Communications Co., Inc.	114,823	1,010
CDI Corp.	49,026	1,005
National Presto Industries, Inc.	23,890	999
* Sharper Image Corp.	46,262	992
Deb Shops, Inc.	40,550	989
Ambassadors Group, Inc.	36,599	988
* A.C. Moore Arts & Crafts, Inc.	39,844	985
* MemberWorks, Inc.	37,059	972
* Brightpoint, Inc.	56,049	964
* Dave & Busters, Inc.	50,680	962
* Spherion Corp.	122,480	958
* Greenfield Online, Inc.	45,597	926
* Retail Ventures, Inc.	121,712	918
* 4Kids Entertainment Inc.	45,014	909
* Clark, Inc.	67,038	908
* Pegasus Solutions Inc.	76,013	906
* Steven Madden, Ltd.	51,284	905
* Midas Inc.	55,852	905
* Cache, Inc.	59,452	892
* Navigant International, Inc.	54,541	891
* Hudson Highland Group, Inc.	30,092	878
* Cole National Corp. Class A	31,421	871
Blair Corp.	30,893	871
* Brookstone, Inc.	45,464	859
* Perry Ellis International Corp.	38,122	857
* MarketWatch Inc.	68,354	854
* DiamondCluster International, Inc.	68,241	833
* 1-800 CONTACTS, Inc.	54,325	826
* America's Car-Mart, Inc.	24,446	825
* BJ's Restaurants Inc.	51,749	821
Cherokee Inc.	33,988	811
* Trm Corporation	42,564	811
Goody's Family Clothing	95,783	806
Bassett Furniture Industries, Inc.	42,669	806
Angelica Corp.	32,119	799
* Jos. A. Bank Clothiers, Inc.	28,790	797
* Charlotte Russe Holding Inc.	68,546	787
* Insurance Auto Auctions, Inc.	45,666	783
* Alderwoods Group, Inc.	78,966	776
* MTR Gaming Group Inc.	83,211	776
* Steinway Musical Instruments Inc.	28,472	774
* Autobytel Inc.	86,253	774
* Administaff, Inc.	65,961	772
* Monro Muffler Brake, Inc.	35,016	765
* Marchex, Inc.	61,301	764
Oshkosh B' Gosh, Inc. Class A	37,736	762
* iVillage Inc.	124,834	749
* LoJack Corp.	66,869	749
* Harris Interactive Inc.	113,600	749
* Department 56 Inc.	45,923	749
* Water Pik Technologies, Inc.	49,983	745
* Source Interlink Cos., Inc.	76,255	741
* Learning Tree International, Inc.	51,977	733
* Luby's, Inc.	110,865	732
Movado Group, Inc.	42,978	731
Haverty Furniture Cos., Inc.	41,625	730
Dover Motorsports, Inc.	169,783	728
Lithia Motors, Inc.	34,218	727
Saucony Inc.	29,739	726
* Clean Harbors Inc.	61,877	721
* Universal Electronics, Inc.	42,547	714
* Conn's, Inc.	50,800	710
* GSI Commerce, Inc.	80,286	707
Advanced Marketing Services	64,858	700
* Lakes Entertainment, Inc.	66,692	699
Waste Industries USA, Inc.	60,706	687
* Rent-Way, Inc.	99,771	683
Hancock Fabrics, Inc.	56,634	678
* Party City Corp.	45,935	678
Frisch's Restaurants, Inc.	27,050	676
* Checkers Drive-In Restaurants, Inc.	56,974	669
CSS Industries, Inc.	21,629	669
* Regent Communications, Inc.	117,796	667
* Geo Group Inc.	32,588	666
Escalade, Inc.	47,582	661
* PC Mall, Inc.	43,020	658
Stanley Furniture Co., Inc.	14,901	656
* Hampshire Group, Ltd.	20,530	648
* LECG Corp.	38,316	648
* iPass Inc.	107,806	646
Books-a-Million Inc.	80,073	641
* Benihana Inc. Class A	47,221	632
* Mikohn Gaming Corp.	107,880	626
* LKQ Corp.	34,210	625
* Charles & Colvard Ltd.	72,336	618
Ambassadors International, Inc.	48,712	616
* Beasley Broadcast Group, Inc.	38,763	609
* Monarch Casino & Resort, Inc.	31,894	608
Mannatech, Inc.	42,896	601
* NIC Inc.	111,208	596
* Drugstore.com, Inc.	173,174	592
* Bombay Co.	80,593	591
Scope Industries	8,400	586
* QRS Corp.	83,158	575
Libbey, Inc.	30,720	574
* Rush Enterprises, Inc. Class A	52,100	570
* Nexstar Broadcasting Group, Inc.	66,617	568
Delta Apparel, Inc.	23,709	564
* Wilsons The Leather Experts Inc.	108,107	560
Courier Corp.	13,229	551
* Kforce Inc.	65,312	547
* EZCORP, Inc.	62,825	547
* The Sportsman's Guide Inc.	27,015	547
* Gaming Partners International	63,400	545
* E. Gottschalk & Co., Inc.	86,800	543
Dover Downs Gaming & Entertainment, Inc.	52,448	540
* Greg Manning Auctions, Inc.	48,120	538
* Famous Dave's of America, Inc.	71,663	537
* Image Entertainment, Inc.	129,424	536
CPI Corp.	40,435	536
Flexsteel Industry	30,096	534
* Evci Career Colleges Holding Corp.	75,450	533
* Design Within Reach Inc.	30,935	532
Stamps.com Inc.	39,935	531
* Barrett Business Services, Inc.	35,943	528
* Worldwide Restaurant Concepts Inc.	164,965	525
* PC Connection, Inc.	76,308	524
* Rubio's Restaurants, Inc.	57,180	521
* Buffalo Wild Wings Inc.	18,580	521
Triarc Cos., Inc. Class A	45,566	521
* Nashua Corp.	47,121	521
* Rentrak Corp.	59,527	518
* Rocky Shoes & Boots, Inc.	29,217	511
* A.T. Cross Co. Class A	91,096	506
Inter Parfums, Inc.	36,904	504
* Hollywood Media Corp.	145,057	492
* SITEL Corp.	226,974	490
* Glacier Water Services, Inc.	23,200	488
Thomas Nelson, Inc.	24,942	488
* Redenvelope Inc	54,637	486
Knape & Vogt Manufacturing Co.	35,868	479
Schawk, Inc.	32,770	476
* Kirkland's, Inc.	50,313	473
* The Smith & Wollensky Restaurant Group, Inc.	82,670	463
* Young Broadcasting Inc.	42,371	461
* Meta Group, Inc.	96,590	458
* SM&A Corp.	65,363	457
Traffix, Inc.	77,092	456
* Perficient, Inc.	127,256	453
* LookSmart, Ltd.	301,129	443
* Gander Mountain Co.	21,493	430
Strategic Distribution, Inc.	28,230	423
* First Consulting Group, Inc.	89,012	422
L.S. Starrett Co. Class A	27,600	421
* Nobel Learning Communities, Inc.	59,987	420
* Playboy Enterprises, Inc. Class B	41,462	416
* Neoforma, Inc.	44,657	416
* Oneida Ltd.	264,590	413
* Casual Male Retail Group, Inc.	78,749	413
* Medical Staffing Network Holdings, Inc.	66,969	411
Sturm, Ruger & Co., Inc.	44,999	405
* Zones, Inc.	135,290	399
Boston Acoustics, Inc.	30,887	398
* Friendly Ice Cream Corp.	40,415	390
* Buca, Inc.	89,834	381
* SportsLine.com, Inc.	221,578	379
* Foodarama Supermarkets, Inc.	10,041	377
Rock of Ages Corp.	49,500	376
* Tweeter Home Entertainment Group, Inc.	66,561	376
Action Performance Cos., Inc.	36,814	373
* Atari, Inc.	236,190	371
* Rainmaker Systems, Inc.	229,860	368
UniFirst Corp.	12,764	365
* Empire Resorts Inc.	48,530	364
* LodgeNet Entertainment Corp.	27,304	360
Craftmade International, Inc.	18,231	360
* Applica Inc.	87,736	354
* PriceSmart, Inc.	47,267	351
* Syms Corp.	32,470	349
* Franklin Electronic Publishers, Inc.	89,861	346
* APAC Teleservices, Inc.	206,761	345
* Hartmarx Corp.	46,461	345
* Internap Network Services Corp.	514,536	345
* Exponent, Inc.	12,472	344
* Enesco Group, Inc.	49,683	340
* Salton, Inc.	53,911	340
* EasyLink Services Corp.	287,365	339
* Shoe Carnival, Inc.	28,581	337
* Pegasus Communications Corp.	44,904	337
* Systemax Inc.	59,247	335
* Restoration Hardware, Inc.	64,162	332
* The Leather Factory, Inc.	87,400	332
* Alloy, Inc.	86,091	326
* The Boyds Collection, Ltd.	135,108	322
* U.S. Home Systems, Inc.	45,739	317
* Register.com, Inc.	57,551	313
* Obie Media Corp.	43,910	298
* Competitive Technologies, Inc.	76,764	297
* Cellstar Corp.	64,956	296
Bowl America, Inc. Class A	20,176	289
* PLATO Learning, Inc.	32,652	289
* Metro One Telecommunications, Inc.	178,327	287
Haggar Corp.	16,639	285
* The Princeton Review, Inc.	37,070	278
* Cenveo Inc.	79,297	278
* Lightbridge, Inc.	56,862	274
* Management Network Group Inc.	135,633	271
* Spherix Inc.	80,664	270
* Interstate Hotels & Resorts, Inc.	64,439	261
* SPEEDUS Corp.	135,500	256
* Verticalnet, Inc.	213,122	254
* Providence Service Corp.	13,009	252
* NTN Communications, Inc.	96,422	251
* Medialink Worldwide, Inc.	72,361	250
Outlook Group Corp.	32,874	250
* ARK Restaurants Corp.	9,478	247
Fedders Corp.	58,700	240
* Wyndham International, Inc. Class A	292,312	240
* Bally Total Fitness Holding Corp.	65,796	239
* Gaiam, Inc.	38,727	231
* Correctional Services Corp.	88,880	229
* On Assignment, Inc.	51,591	229
* ParkerVision, Inc.	57,858	229
* E Com Ventures, Inc.	19,037	223
* Playboy Enterprises Inc. Class A	22,850	222
* Digital Generation Systems	175,091	221
* eMerge Interactive, Inc.	252,368	217
* ICT Group, Inc.	29,161	216
Bon-Ton Stores, Inc.	17,575	214
* Digital Impact, Inc.	148,605	208
* Ultimate Electronics, Inc.	68,423	208
* Brillian Corp.	46,709	207
* ShoLodge, Inc.	44,398	204
* MPW Industrial Services Group, Inc.	87,250	202
Lifetime Hoan Corp.	12,731	189
* Modem Media Inc.	34,496	186
* Nitches Inc.	33,141	184
* Raindance Communications, Inc.	116,619	183
* Mothers Work, Inc.	12,026	174
* Cornell Companies, Inc.	13,806	171
CNS, Inc.	14,663	161
* Total Entertainment Restaurant Corp.	17,895	156
* 24/7 Real Media, Inc.	40,193	154
* Gartner, Inc. Class B	13,252	153
* Finlay Enterprises, Inc.	7,846	153
Weyco Group, Inc.	4,077	151
* Paxson Communications Corp.	111,202	150
* WPT Enterprises Inc.	14,900	149
* Gadzooks, Inc.	97,160	148
* Franklin Covey Co.	77,906	146
* American Technology	24,350	140
* Integrated Alarm Services Group, Inc.	32,999	136
* Emerson Radio Corp.	50,337	133
* JAMDAT Mobile Inc.	5,600	129
* REX Stores Corp.	9,091	128
* Cosi, Inc.	23,091	124
* Concord Camera Corp.	64,429	120
* Onvia.com, Inc.	22,367	117
* Home Products International Inc.	67,520	113
* Johnson Outdoors Inc.	5,574	110
* AMS Health Sciences, Inc.	36,300	109
* BAM! Entertainment Inc.	290,875	108
* America Online Latin America, Inc.	243,927	107
* Knology, Inc.	25,400	105
* McCormick & Schmick's Seafood Restaurants, Inc.	8,703	104
* Whitehall Jewellers, Inc.	12,886	103
* J. Alexander's Corp.	15,100	103
* Mayor's Jeweler's, Inc.	138,600	100
* Rush Enterprises, Inc. Class B	8,527	100
* The Wet Seal, Inc. Class A	59,584	99
* Gallery of History, Inc.	26,300	99
* Innotrac Corp.	10,307	92
* VCampus Corp.	62,830	80
* Catalina Lighting, Inc.	8,460	77
* Youbet.com, Inc.	27,500	76
* Cogent Inc.	3,800	69
* Shoe Pavilion, Inc.	21,100	63
* Max & Erma's Restaurant, Inc.	4,101	59
* CoActive Marketing Group, Inc.	22,500	59
* Acme Communications, Inc.	9,838	59
* Friedman's, Inc. Class A	24,997	52
* Hanover Direct, Inc.	37,873	51
* Protection One, Inc.	164,000	44
Aaron Rents, Inc.	2,025	40
* Commerce One, Inc.	219,109	39
* HyperFeed Technologies, Inc.	13,778	38
* Standard Parking Corp	2,802	36
ILX Resorts Inc.	3,200	32
Cadmus Communications	2,000	29
* MediaBay, Inc.	83,112	27
* Winmark Corp.	1,000	25
* Delta Woodside Industries, Inc	27,175	18
* LQ Corp. Inc.	8,638	16
* Bluefly, Inc.	7,222	12
Superior Uniform Group, Inc.	599	8
* Calton, Inc.	15,400	7
* Bush Industries, Inc.	55,432	5
* eCOST.com Inc.	300	2
* Panavision, Inc.	174	1
* Travis Boats & Motors, Inc.	700	--
* Synergy Brands Inc.	25	--

		1,733,800

Consumer Staples (2.7%)
Kraft Foods Inc.	1,374,250	43,591
Tyson Foods, Inc.	880,218	14,101
Whole Foods Market, Inc.	154,367	13,243
* Dean Foods Co.	394,012	11,828
* Constellation Brands, Inc. Class A	267,831	10,194
Hormel Foods Corp.	346,237	9,272
* Smithfield Foods, Inc.	276,577	6,914
PepsiAmericas, Inc.	344,383	6,578
J.M. Smucker Co.	147,393	6,546
* 7-Eleven, Inc.	280,530	5,605
* Del Monte Foods Co.	520,075	5,456
* Rite Aid Corp.	1,293,283	4,552
Pilgrim's Pride Corp.	166,396	4,506
Church & Dwight, Inc.	154,512	4,336
Tootsie Roll Industries, Inc.	127,897	3,737
* NBTY, Inc.	166,871	3,598
Fresh Del Monte Produce Inc.	143,450	3,573
Universal Corp. (VA)	64,192	2,866
Flowers Foods, Inc.	109,680	2,835
* Performance Food Group Co.	116,226	2,755
* Ralcorp Holdings, Inc.	73,181	2,642
Sensient Technologies Corp.	117,422	2,541
Casey's General Stores, Inc.	125,354	2,330
Ruddick Corp.	118,460	2,327
Weis Markets, Inc.	67,837	2,298
Longs Drug Stores, Inc.	93,702	2,268
* Hain Celestial Group, Inc.	108,281	1,914
* Chiquita Brands International, Inc.	103,181	1,796
Sanderson Farms, Inc.	50,934	1,704
Seaboard Corp.	2,727	1,598
Vector Group Ltd.	104,269	1,567
* Smart & Final Inc.	93,380	1,565
Lance, Inc.	93,127	1,504
Schweitzer-Mauduit International, Inc.	42,097	1,364
Farmer Brothers, Inc.	48,510	1,297
* Robert Mondavi Corp. Class A	32,691	1,281
* J & J Snack Foods Corp.	29,596	1,269
American Italian Pasta Co.	45,509	1,190
Coca-Cola Bottling Co.	20,238	1,093
* Peet's Coffee & Tea Inc.	45,071	1,054
* Boston Beer Co., Inc. Class A	40,332	1,016
* John B. Sanfilippo & Son, Inc.	38,009	996
* M&F Worldwide Corp.	69,801	908
* Star Scientific, Inc.	147,292	872
Nature's Sunshine Inc.	55,154	837
Dimon Inc.	134,072	790
Nash-Finch Co.	21,590	679
National Beverage Corp.	81,868	661
* Chalone Wine Group Ltd.	61,821	650
* The Great Atlantic & Pacific Tea Co., Inc.	105,418	643
Ingles Markets, Inc.	49,015	591
* Wild Oats Markets Inc.	64,662	559
* Lifeway Foods, Inc.	50,145	526
Interstate Bakeries Corp.	120,957	502
* Provide Commerce Inc.	23,600	493
* Hansen Natural Corp.	19,181	463
Standard Commercial Tobacco Co.	28,390	447
Arden Group Inc. Class A	5,044	429
* Monterey Pasta Co.	124,364	418
* Omega Protein Corp.	50,253	387
* Pathmark Stores, Inc.	72,308	351
Golden Enterprises Inc.	116,593	321
* Maui Land & Pineapple Co., Inc.	9,877	313
* Green Mountain Coffee Roasters, Inc.	12,863	270
* Nutraceutical International Corp.	16,357	230
Reliv' International, Inc.	24,285	181
* Food Technology Service, Inc.	181,836	158
* Seneca Foods Corp.	7,107	130
* Medifast, Inc.	24,909	112
* Weider Nutritional International, Inc.	18,207	83
* Diedrich Coffee, Inc.	11,350	55

		215,759

Financial Services (24.8%)
* Genworth Financial Inc.	1,222,069	28,474
UnionBanCal Corp.	368,962	21,846
CIT Group Inc.	529,548	19,800
Vornado Realty Trust REIT	313,838	19,671
National Commerce Financial Corp.	521,378	17,836
Popular, Inc.	669,036	17,596
Rouse Co. REIT	257,105	17,195
General Growth Properties Inc. REIT	545,683	16,916
Hudson City Bancorp, Inc.	467,086	16,694
Fidelity National Financial, Inc.	433,614	16,521
Public Storage, Inc. REIT	321,313	15,921
Archstone-Smith Trust REIT	488,492	15,456
* CNA Financial Corp.	638,922	15,341
Banknorth Group, Inc.	429,418	15,030
Boston Properties, Inc. REIT	270,270	14,970
Kimco Realty Corp. REIT	277,690	14,245
New York Community Bancorp, Inc.	660,855	13,574
Compass Bancshares Inc.	306,223	13,419
Legg Mason Inc.	251,489	13,397
The Chicago Mercantile Exchange	82,521	13,311
* Ameritrade Holding Corp.	1,051,603	12,630
Total System Services, Inc.	491,423	12,404
* Host Marriott Corp. REIT	865,982	12,150
Duke Realty Corp. REIT	355,089	11,789
Old Republic International Corp.	458,114	11,467
iStar Financial Inc. REIT	277,614	11,446
Doral Financial Corp.	269,437	11,174
Commerce Bancorp, Inc.	196,228	10,832
Avalonbay Communities, Inc. REIT	179,666	10,819
Radian Group, Inc.	231,615	10,708
TCF Financial Corp.	348,478	10,555
* The Dun & Bradstreet Corp.	175,654	10,311
Hibernia Corp. Class A	387,916	10,245
Leucadia National Corp.	178,971	10,139
Developers Diversified Realty Corp. REIT	255,351	9,997
The PMI Group Inc.	239,930	9,736
Mercantile Bankshares Corp.	197,569	9,475
* DST Systems, Inc.	209,813	9,330
Assurant, Inc.	355,056	9,231
Transatlantic Holdings, Inc.	166,970	9,075
W.R. Berkley Corp.	209,961	8,852
Associated Banc-Corp	274,993	8,819
SEI Corp.	257,438	8,671
Health Care Properties Investors REIT	331,352	8,615
Liberty Property Trust REIT	211,455	8,424
People's Bank	233,991	8,360
* AmeriCredit Corp.	392,283	8,191
Independence Community Bank Corp.	209,733	8,190
* Alliance Data Systems Corp.	201,914	8,190
Erie Indemnity Co. Class A	158,443	8,084
Commerce Bancshares, Inc.	165,978	7,982
City National Corp.	122,556	7,960
The Macerich Co. REIT	147,716	7,872
Brown & Brown, Inc.	172,112	7,866
* WellChoice Inc.	209,141	7,807
* Markel Corp.	25,056	7,727
AMB Property Corp. REIT	206,439	7,642
Arthur J. Gallagher & Co.	229,574	7,606
Investors Financial Services Corp.	165,612	7,474
Chelsea Property Group REIT	110,321	7,403
* The First Marblehead Corp.	159,104	7,382
Student Loan Corp.	50,776	7,197
Mercury General Corp.	136,081	7,197
Unitrin, Inc.	172,273	7,161
Hospitality Properties Trust REIT	167,816	7,131
Regency Centers Corp. REIT	152,054	7,069
Weingarten Realty Investors REIT	213,891	7,061
Mills Corp. REIT	133,978	6,949
A.G. Edwards & Sons, Inc.	197,876	6,850
Nuveen Investments, Inc. Class A	230,686	6,828
First American Corp.	221,340	6,824
Colonial BancGroup, Inc.	333,455	6,819
Protective Life Corp.	173,381	6,816
Eaton Vance Corp.	168,649	6,812
Friedman, Billings, Ramsey Group, Inc. REIT	356,617	6,811
Catellus Development Corp. REIT	256,107	6,789
Astoria Financial Corp.	191,054	6,781
Mack-Cali Realty Corp. REIT	151,232	6,700
* BOK Financial Corp.	149,910	6,687
* Conseco, Inc.	376,243	6,644
Sky Financial Group, Inc.	263,813	6,595
* CapitalSource Inc.	293,767	6,563
Webster Financial Corp.	132,571	6,548
Fulton Financial Corp.	305,880	6,546
American National Insurance Co.	67,174	6,502
Reinsurance Group of America, Inc.	155,670	6,414
New Plan Excel Realty Trust REIT	255,945	6,399
Valley National Bancorp	248,905	6,357
United Dominion Realty Trust REIT	319,611	6,338
Bank of Hawaii Corp.	133,287	6,298
* CheckFree Corp.	223,930	6,196
Trizec Properties, Inc. REIT	382,804	6,113
Thornburg Mortgage, Inc. REIT	207,366	6,016
Wilmington Trust Corp.	165,891	6,007
Cullen/Frost Bankers, Inc.	128,849	5,988
Capitol Federal Financial	185,713	5,976
Certegy, Inc.	158,372	5,893
Federal Realty Investment Trust REIT	129,465	5,696
Rayonier Inc. REIT	124,093	5,614
FirstMerit Corp.	211,356	5,560
IndyMac Bancorp, Inc.	152,727	5,529
Westcorp, Inc.	129,626	5,512
American Financial Group, Inc.	184,046	5,501
Pan Pacific Retail Properties, Inc. REIT	101,019	5,465
Ventas, Inc. REIT	210,303	5,451
Arden Realty Group, Inc. REIT	163,799	5,337
* Alleghany Corp.	19,394	5,293
CenterPoint Properties Corp. REIT	120,586	5,255
Annaly Mortgage Management Inc. REIT	301,271	5,161
Fair, Isaac, Inc.	176,182	5,145
New Century Financial Corp.	85,086	5,124
W Holding Co., Inc.	266,996	5,073
Global Payments Inc.	94,567	5,064
StanCorp Financial Group, Inc.	71,021	5,057
Reckson Associates Realty Corp. REIT	174,948	5,030
SL Green Realty Corp. REIT	96,869	5,019
The South Financial Group, Inc.	176,558	4,979
Nationwide Financial Services, Inc.	141,129	4,955
Washington Federal Inc.	196,022	4,930
Jefferies Group, Inc.	141,489	4,877
HCC Insurance Holdings, Inc.	161,737	4,876
HRPT Properties Trust REIT	443,138	4,870
First BanCorp Puerto Rico	100,613	4,860
WFS Financial, Inc.	103,608	4,823
BRE Properties Inc. Class A REIT	125,221	4,802
CBL & Associates Properties, Inc. REIT	77,159	4,703
International Bancshares Corp.	126,710	4,657
Cathay General Bancorp	124,424	4,627
Camden Property Trust REIT	99,831	4,612
Healthcare Realty Trust Inc. REIT	117,560	4,590
Health Care Inc. REIT	129,096	4,544
Waddell & Reed Financial, Inc.	206,242	4,537
Trustmark Corp.	145,603	4,525
Fremont General Corp.	192,764	4,462
Shurgard Storage Centers, Inc. Class A REIT	114,934	4,459
Realty Income Corp. REIT	99,016	4,459
Raymond James Financial, Inc.	184,494	4,450
CarrAmerica Realty Corp. REIT	135,971	4,446
UCBH Holdings, Inc.	113,167	4,421
BancorpSouth, Inc.	191,907	4,412
* BISYS Group, Inc.	301,689	4,408
* Interactive Data Corp.	231,897	4,364
Westamerica Bancorporation	79,288	4,352
Park National Corp.	34,014	4,328
Whitney Holdings Corp.	102,140	4,290
East West Bancorp, Inc.	125,782	4,225
Impac Mortgage Holdings, Inc. REIT	160,408	4,219
Jack Henry & Associates Inc.	224,556	4,215
Cousins Properties, Inc. REIT	122,446	4,201
* Instinet Group Inc.	835,039	4,200
Hudson United Bancorp	112,415	4,142
Old National Bancorp	166,322	4,131
Essex Property Trust, Inc. REIT	57,383	4,123
NewAlliance Bancshares, Inc.	285,470	4,096
Prentiss Properties Trust REIT	112,126	4,037
First Midwest Bancorp, Inc.	116,150	4,014
AmerUs Group Co.	97,854	4,012
Commerce Group, Inc.	82,778	4,006
* CB Richard Ellis Group, Inc.	171,356	3,958
Crescent Real Estate, Inc. REIT	248,616	3,913
American Financial Realty Trust REIT	275,895	3,893
Downey Financial Corp.	70,674	3,884
* Affiliated Managers Group, Inc.	72,513	3,882
Texas Regional Bancshares, Inc.	122,994	3,824
Brandywine Realty Trust REIT	134,026	3,817
First Industrial Realty Trust REIT	103,071	3,803
UICI	116,034	3,799
MoneyGram International, Inc.	221,434	3,782
United Bankshares, Inc.	108,416	3,757
FactSet Research Systems Inc.	77,714	3,746
Greater Bay Bancorp	128,129	3,684
Odyssey Re Holdings Corp.	162,028	3,594
* Allmerica Financial Corp.	133,152	3,579
* National Processing, Inc.	133,058	3,529
Citizens Banking Corp.	108,294	3,527
MAF Bancorp, Inc.	81,619	3,520
Pennsylvania REIT	90,163	3,486
Equity One, Inc. REIT	177,616	3,485
Southwest Bancorporation of Texas, Inc.	173,004	3,484
* La Quinta Corp. REIT	446,305	3,481
Provident Financial Services Inc.	201,111	3,469
Nationwide Health Properties, Inc. REIT	166,303	3,451
BlackRock, Inc.	46,793	3,439
* Kronos, Inc.	77,347	3,426
Heritage Property Investment Trust REIT	116,867	3,409
Redwood Trust, Inc. REIT	54,276	3,388
Pacific Capital Bancorp	114,079	3,374
* Silicon Valley Bancshares	90,259	3,355
Home Properties, Inc. REIT	83,720	3,312
Highwood Properties, Inc. REIT	134,196	3,303
GATX Corp.	123,433	3,291
* Arch Capital Group Ltd.	83,857	3,265
Flagstar Bancorp, Inc.	153,186	3,260
Hilb, Rogal and Hamilton Co.	89,608	3,246
Taubman Co. REIT	124,872	3,225
* Ohio Casualty Corp.	153,733	3,218
Alexandria Real Estate Equities, Inc. REIT	48,502	3,188
Washington REIT	104,553	3,168
Delphi Financial Group, Inc.	78,190	3,141
Chittenden Corp.	115,166	3,138
* United Rentals, Inc.	194,614	3,092
First Citizens BancShares Class A	26,083	3,078
* Philadelphia Consolidated Holding Corp.	55,614	3,065
* Nelnet, Inc.	135,900	3,041
Commercial Capital Bancorp, Inc.	133,816	3,036
Corus Bankshares Inc.	69,735	3,008
National Financial Partners Corp.	83,507	2,988
Post Properties, Inc. REIT	99,547	2,976
Santander BanCorp	118,919	2,973
Community First Bankshares, Inc.	92,405	2,963
Wintrust Financial Corp.	51,377	2,943
First National Bankshares of Florida	118,996	2,921
Capital Automotive REIT	92,714	2,899
Susquehanna Bancshares, Inc.	116,405	2,864
R & G Financial Corp. Class B	73,922	2,857
21st Century Insurance Group	213,997	2,857
State Auto Financial Corp.	98,456	2,850
MB Financial, Inc.	71,832	2,847
Senior Housing Properties Trust REIT	158,839	2,831
American Home Mortgage Investment Corp. REIT	100,262	2,802
First Niagara Financial Group, Inc.	209,260	2,800
Alfa Corp.	200,335	2,797
* Global Signal, Inc. (REIT)	122,000	2,794
Colonial Properties Trust REIT	69,075	2,778
Provident Bankshares Corp.	82,669	2,774
BankAtlantic Bancorp, Inc. Class A	148,825	2,726
Northwest Bancorp, Inc.	120,122	2,723
Kilroy Realty Corp. REIT	71,184	2,707
Novastar Financial, Inc. REIT	62,050	2,705
* Jones Lang Lasalle Inc.	81,670	2,696
CVB Financial Corp.	121,193	2,693
* Knight Trading Group, Inc.	291,048	2,686
Commercial Federal Corp.	99,395	2,682
Newcastle Investment Corp. REIT	86,819	2,665
Lexington Corporate Properties Trust REIT	121,018	2,627
UMB Financial Corp.	55,093	2,626
Maguire Properties, Inc. REIT	106,824	2,597
* ProAssurance Corp.	74,128	2,596
Hancock Holding Co.	81,228	2,582
Selective Insurance Group	69,402	2,582
F.N.B. Corp.	115,806	2,563
* Alexander's, Inc. REIT	12,735	2,536
Gables Residential Trust REIT	73,326	2,504
Inland Real Estate Corp. REIT	169,058	2,477
Umpqua Holdings Corp.	109,646	2,474
The Phoenix Cos., Inc.	237,233	2,472
Republic Bancorp, Inc.	160,364	2,470
Alabama National BanCorporation	40,629	2,432
First Commonwealth Financial Corp.	176,704	2,405
Commercial Net Lease Realty REIT	131,924	2,404
TrustCo Bank NY	186,189	2,387
S & T Bancorp, Inc.	66,475	2,374
R.L.I. Corp.	63,088	2,369
Bank Mutual Corp.	197,399	2,369
* Sotheby's Holdings Class A	149,362	2,348
Entertainment Properties Trust REIT	61,547	2,326
Brookline Bancorp, Inc.	147,367	2,309
Waypoint Financial Corp.	83,687	2,307
* eFunds Corp.	122,135	2,270
John H. Harland Co.	70,393	2,207
Chemical Financial Corp.	60,353	2,204
Apollo Investment Corp.	155,397	2,199
* NCO Group, Inc.	81,142	2,187
Corporate Office Properties Trust, Inc. REIT	85,025	2,178
* BankUnited Financial Corp.	74,573	2,174
PS Business Parks, Inc. REIT	54,511	2,172
United Community Banks, Inc.	89,297	2,167
Glimcher Realty Trust REIT	89,009	2,163
* CompuCredit Corp.	115,716	2,155
Summit Properties, Inc. REIT	78,728	2,130
LandAmerica Financial Group, Inc.	46,660	2,123
* Universal American Financial Corp.	163,412	2,113
* Financial Federal Corp.	55,098	2,065
* Triad Guaranty, Inc.	36,903	2,047
Zenith National Insurance Corp.	48,324	2,045
Cash America International Inc.	83,272	2,037
* First Federal Financial Corp.	41,152	2,012
* Accredited Home Lenders Holding Co.	52,048	2,005
* USI Holdings Corp.	146,672	2,002
* Sterling Financial Corp.	56,579	1,994
Mid-America Apartment Communities, Inc. REIT	51,151	1,992
Stewart Information Services Corp.	50,393	1,985
LaSalle Hotel Properties REIT	70,934	1,958
National Health Investors REIT	68,824	1,957
National Penn Bancshares Inc.	60,899	1,947
AMLI Residential Properties Trust REIT	63,635	1,944
* Piper Jaffray Cos., Inc.	48,534	1,921
Central Pacific Financial Co.	69,643	1,917
NBT Bancorp, Inc.	81,720	1,915
Manufactured Home Communities, Inc. REIT	57,263	1,903
FBL Financial Group, Inc. Class A	72,619	1,902
Sun Communities, Inc. REIT	48,331	1,894
Horace Mann Educators Corp.	107,215	1,885
* Saxon REIT Inc.	87,197	1,875
First Financial Bancorp	109,731	1,874
Advanta Corp. Class A	82,172	1,874
Harbor Florida Bancshares, Inc.	59,730	1,858
Hanmi Financial Corp.	61,383	1,854
Infinity Property & Casualty Corp.	62,655	1,850
Tanger Factory Outlet Centers, Inc. REIT	41,146	1,843
Mid-State Bancshares	71,269	1,834
First Republic Bank	39,807	1,831
Community Bank System, Inc.	72,736	1,828
Irwin Financial Corp.	70,503	1,820
Great American Financial Resources, Inc.	118,958	1,819
Main Street Banks, Inc.	59,336	1,816
PFF Bancorp, Inc.	47,149	1,804
EastGroup Properties, Inc. REIT	54,124	1,797
* Investment Technology Group, Inc.	117,292	1,795
First Charter Corp.	74,123	1,792
Glacier Bancorp, Inc.	61,431	1,791
MFA Mortgage Investments, Inc. REIT	192,430	1,772
Getty Realty Holding Corp. REIT	67,568	1,772
Amcore Financial, Inc.	62,223	1,766
Sovran Self Storage, Inc. REIT	44,866	1,758
* Signature Bank	65,345	1,748
* Metris Cos., Inc.	178,509	1,746
Sterling Bancshares, Inc.	129,740	1,745
Hudson River Bancorp. Inc.	91,806	1,742
First Federal Capital Corp.	57,355	1,734
Frontier Financial Corp.	49,096	1,733
MCG Capital Corp.	99,510	1,727
Anthracite Capital Inc. REIT	155,203	1,726
* FelCor Lodging Trust, Inc. REIT	152,214	1,722
RAIT Investment Trust REIT	62,875	1,720
Glenborough Realty Trust, Inc. REIT	82,393	1,711
Boston Private Financial Holdings, Inc.	68,186	1,702
* National Western Life Insurance Co. Class A	10,339	1,684
Greenhill & Co., Inc.	71,200	1,680
First Financial Bankshares, Inc.	41,722	1,676
Charter Financial Corp.	49,371	1,675
* iPayment Holdings, Inc.	41,466	1,665
Westbanco Inc.	57,018	1,658
Saul Centers, Inc. REIT	50,347	1,655
Dime Community Bancshares	98,085	1,648
* Credit Acceptance Corp.	86,776	1,644
Riggs National Corp.	73,616	1,634
Harleysville National Corp.	66,522	1,630
Cornerstone Realty Income Trust, Inc. REIT	166,500	1,625
* Asset Acceptance Capital Corp.	95,163	1,615
* Argonaut Group, Inc.	86,340	1,612
Parkway Properties Inc. REIT	34,630	1,609
United Fire & Casualty Co.	28,035	1,607
Affordable Residential Communities REIT	109,754	1,602
KNBT Bancorp Inc.	94,369	1,589
Independent Bank Corp. (MI)	58,522	1,580
Prosperity Bancshares, Inc.	58,959	1,575
Kansas City Life Insurance Co.	36,956	1,573
* Ocwen Financial Corp.	171,757	1,572
Sterling Financial Corp. (PA)	58,126	1,560
Bedford Property Investors, Inc. REIT	51,146	1,552
Bank of the Ozarks, Inc.	51,614	1,534
Innkeepers USA Trust REIT	120,715	1,502
CRT Properties, Inc. REIT	69,889	1,499
U.S.B. Holding Co., Inc.	59,074	1,493
Strategic Hotel Capital, Inc. REIT	109,500	1,480
BancFirst Corp.	23,047	1,478
Anchor Bancorp Wisconsin Inc.	56,835	1,472
Oriental Financial Group Inc.	54,275	1,469
NDCHealth Corp.	91,111	1,462
Independent Bank Corp. (MA)	47,287	1,462
Harleysville Group, Inc.	69,904	1,444
Gabelli Asset Management Inc.	33,560	1,438
* Euronet Worldwide, Inc.	76,606	1,434
* S1 Corp.	178,828	1,427
* HealthExtras, Inc.	101,806	1,419
Great Southern Bancorp, Inc.	44,670	1,396
City Holding Co.	42,201	1,388
* World Acceptance Corp.	59,539	1,384
* Advent Software, Inc.	81,383	1,370
* Portfolio Recovery Associates, Inc.	46,551	1,368
Gold Banc Corp., Inc.	100,887	1,361
First Merchants Corp.	53,852	1,328
First Community Bancorp	32,300	1,324
Anworth Mortgage Asset Corp. REIT	116,011	1,320
* Encore Capital Group, Inc.	69,865	1,317
* CNA Surety Corp.	121,240	1,285
Sterling Bancorp	47,181	1,276
First Financial Holdings, Inc.	40,810	1,276
Community Trust Bancorp Inc.	41,002	1,274
IBERIABANK Corp.	21,985	1,269
Town & Country Trust REIT	49,753	1,266
* LaBranche & Co. Inc.	149,819	1,266
Partners Trust Financial Group, Inc.	122,122	1,265
Provident Bancorp, Inc.	107,017	1,256
* Navigators Group, Inc.	42,237	1,235
Flushing Financial Corp.	64,961	1,235
Unizan Financial Corp.	44,717	1,235
Universal Health Realty Income REIT	40,033	1,213
WSFS Financial Corp.	24,180	1,209
* Digital Insight Corp.	88,202	1,202
United Community Financial Corp.	104,642	1,190
Simmons First National Corp.	46,109	1,179
American Equity Investment Life Holding Co.	124,200	1,179
Midland Co.	42,820	1,171
Net.Bank, Inc.	116,811	1,169
Columbia Banking System, Inc.	49,149	1,169
Integra Bank Corp.	53,849	1,169
PrivateBancorp, Inc.	43,266	1,166
Investors Real Estate Trust REIT	115,709	1,158
Presidential Life Corp.	67,263	1,156
Baldwin & Lyons, Inc. Class B	45,746	1,155
Bristol West Holdings, Inc.	67,000	1,148
Omega Healthcare Investors, Inc. REIT	106,434	1,145
Cascade Bancorp	58,877	1,142
TriCo Bancshares	54,364	1,137
Ramco-Gershenson Properties Trust REIT	41,839	1,133
Capital City Bank Group, Inc.	29,157	1,129
Fidelity Bankshares, Inc.	29,784	1,108
OceanFirst Financial Corp.	45,589	1,106
First Source Corp.	42,954	1,101
First Busey Corp.	57,591	1,101
Banner Corp.	37,304	1,097
* eSPEED, Inc. Class A	110,581	1,087
First Financial Corp. (IN)	34,544	1,085
Midwest Banc Holdings, Inc.	56,342	1,083
Suffolk Bancorp	35,878	1,082
Correctional Properties Trust REIT	39,584	1,081
Sandy Spring Bancorp, Inc.	32,873	1,075
* Franklin Bank Corp.	62,129	1,059
* Ace Cash Express, Inc.	40,479	1,054
Safety Insurance Group, Inc.	47,373	1,053
Seacoast Banking Corp. of Florida	48,930	1,045
* ITLA Capital Corp.	22,619	1,045
* TNS Inc.	53,800	1,044
Washington Trust Bancorp, Inc.	39,752	1,040
* Sun Bancorp, Inc. (NJ)	46,780	1,026
* United PanAm Financial Corp.	56,944	1,025
Urstadt Biddle Properties Class A REIT	66,994	1,021
Yardville National Bancorp	34,680	1,009
S.Y. Bancorp, Inc.	44,461	1,003
First Place Financial Corp.	49,586	992
* American Physicians Capital, Inc.	32,015	980
* FPIC Insurance Group, Inc.	37,791	977
Luminent Mortgage Capital, Inc. REIT	76,800	974
Nara Bancorp, Inc.	47,970	967
U.S. Restaurant Properties, Inc. REIT	56,522	955
Acadia Realty Trust REIT	64,467	951
* MeriStar Hospitality Corp. REIT	170,236	928
* Placer Sierra Bancshares	44,116	926
* CCC Information Services Group	51,307	908
* First Cash Financial Services, Inc.	45,311	908
* PICO Holdings, Inc.	47,383	902
Winston Hotels, Inc. REIT	84,097	900
Capital Corp. of the West	20,897	899
Omega Financial Corp.	25,693	889
Kite Realty Group Trust REIT	67,600	889
* Criimi Mae, Inc. REIT	59,667	876
* Eurobancshares, Inc.	46,800	870
Capitol Bancorp Ltd.	29,403	863
* Central Coast Bancorp	42,189	861
* The Bancorp Bank	42,277	860
Highland Hospitality Corp. REIT	75,300	858
Kramont Realty Trust REIT	45,965	855
Value Line, Inc.	23,074	854
* Marlin Business Services Inc.	45,501	854
NYMAGIC, Inc.	38,989	853
* Virginia Commerce Bancorp, Inc.	31,161	841
Ashford Hospitality Trust REIT	89,337	840
BioMed Realty Trust, Inc. REIT	47,600	837
Cross Timbers Royalty Trust	25,215	837
SWS Group, Inc.	51,978	836
Summit Bancshares, Inc.	25,135	836
* Danielson Holdings Corp.	136,650	832
Old Second Bancorp, Inc.	29,648	829
Bank of Granite Corp.	42,680	828
* Texas Capital Bancshares, Inc.	45,628	828
Equity Inns, Inc. REIT	83,486	825
* Capital Crossing Bank	32,046	815
Associated Estates Realty Corp. REIT	80,372	803
* AmericanWest Bancorporation	41,860	789
McGrath Rent Corp.	21,563	788
BostonFed Bancorp, Inc.	18,340	786
* Tradestation Group Inc.	128,173	786
Pennfed Financial Services, Inc.	25,830	785
Peoples Holding Co.	23,934	779
* PRG-Schultz International, Inc.	135,155	776
* Ceres Group, Inc.	142,134	775
* Citizens, Inc.	125,109	747
Columbia Bancorp	25,387	740
Farmers Capital Bank Corp.	21,567	740
Crawford & Co. Class B	110,193	738
ABC Bancorp	36,588	738
Vesta Insurance Group, Inc.	162,828	731
Horizon Financial Corp.	38,004	730
Mission West Properties Inc. REIT	70,476	729
Medallion Financial Corp.	80,262	726
Capstead Mortgage Corp. REIT	58,244	725
Merchants Bancshares, Inc.	24,977	718
State Financial Services Corp. Class A	26,148	718
ASTA Funding, Inc.	44,072	714
Donegal Group Inc.	37,054	712
HMN Financial, Inc.	25,658	712
Community Banks, Inc.	24,423	708
* PMA Capital Corp. Class A	92,916	702
Redwood Empire Bancorp	24,613	699
Sound Federal Bancorp Inc.	47,767	698
Mainsource Financial Group, Inc.	33,609	689
* Heritage Commerce Corp.	41,697	688
Interchange Financial Services Corp.	28,364	680
Clifton Savings Bancorp, Inc.	58,106	678
Greater Delaware Valley Savings Bank	21,632	676
Onyx Acceptance Corp.	24,718	675
American Land Lease, Inc. REIT	34,714	673
Tompkins Trustco, Inc.	14,433	668
* Stifel Financial Corp.	34,048	667
* InterCept, Inc.	35,318	662
* Hypercom Corp.	89,101	658
California National Bancorp	48,435	651
* HomeStore, Inc.	280,904	649
CityBank Lynnwood WA	18,509	647
Parkvale Financial Corp.	23,931	646
* Collegiate Funding Services, Inc.	51,339	645
Ohio Valley Banc Corp.	20,621	644
* Boykin Lodging Co. REIT	75,789	637
* Gramercy Capital Corp. REIT	40,700	635
Republic Bancorp, Inc. Class A	27,327	634
Heritage Financial Corp.	30,620	631
* Rewards Network Inc.	94,318	629
First of Long Island Corp.	14,713	628
* Cardinal Financial Corp.	66,679	627
Capital Trust Class A REIT	21,497	626
North Valley Bancorp	34,975	625
First Albany Companies Inc.	68,126	623
Newmil Bancorp, Inc.	21,089	621
Extra Space Storage Inc. REIT	48,600	620
Sanders Morris Harris Group Inc.	51,294	619
* HomeBanc Corp. (REIT)	68,700	618
* American Independence Corp.	41,213	616
CFS Bancorp, Inc.	44,201	614
* QC Holdings Inc.	38,250	609
Falcon Financial Investment Trust REIT	75,091	607
Sunset Financial Resources, Inc.	56,500	603
Capital Title Group, Inc.	116,098	601
LTC Properties, Inc. REIT	33,579	601
First Oak Brook Bancshares, Inc.	19,406	598
Arbor Realty Trust, Inc. REIT	26,900	597
Price Legacy Corp. REIT	31,391	595
MutualFirst Financial Inc.	24,477	592
Sizeler Property Investors, Inc. REIT	63,454	590
* Newtek Business Services, Inc.	150,909	589
BWC Financial Corp.	27,254	587
CoBiz Inc.	35,477	586
Penn-America Group, Inc.	42,980	585
The Washington Savings Bank	45,700	585
FNB Financial Services Corp.	30,226	582
PVF Capital Corp.	40,800	578
Willow Grove Bancorp, Inc.	34,774	575
BNP Residential Properties, Inc. REIT	41,900	573
* E-LOAN, Inc.	269,066	573
BRT Realty Trust REIT	26,363	570
Home Federal Bancorp	22,226	569
Cavalry Bancorp, Inc.	33,010	564
Hanover Capital Mortgage Holdings, Inc. REIT	45,500	564
* Republic First Bancorp, Inc.	42,830	560
LSB Bancshares, Inc.	33,577	560
Independence Holding Co.	31,629	559
Lakeland Financial Corp.	16,307	553
* Matrix Bancorp, Inc.	43,296	550
NASB Financial Inc.	13,935	549
First Bancorp (NC)	16,290	549
Government Properties Trust, Inc. REIT	57,800	549
* Affirmative Insurance Holdings, Inc.	34,600	546
SCPIE Holdings Inc.	60,735	545
Financial Institutions, Inc.	24,254	544
West Coast Bancorp	25,692	535
German American Bancorp	31,738	534
Urstadt Biddle Properties REIT	36,600	533
Timberland Bancorp, Inc.	22,620	531
Community Capital Corp.	23,210	529
FLAG Financial Corp.	39,479	527
FirstBank Corp.	18,260	523
American Mortgage Acceptance Co. REIT	31,328	515
First Financial Service Corp.	20,245	513
Chester Valley Bancorp	25,821	513
* TheStreet.com, Inc.	136,330	511
Oak Hill Financial, Inc.	14,508	505
* MicroFinancial Inc.	132,855	504
TF Financial Corp.	17,734	501
* Meadowbrook Insurance Group, Inc.	102,531	499
Jefferson Bancshares, Inc.	37,800	497
Greater Community Bancorp	34,660	492
First Indiana Corp.	24,392	490
Landmark Bancorp Inc.	16,554	490
Capital Bank Corp.	30,514	489
Royal Bancshares of Pennsylvania, Inc.	19,999	485
Merrill Merchants Bancshares, Inc.	21,720	485
Union Bankshares Corp.	15,525	484
* Banc Corp.	68,772	481
Arrow Financial Corp.	15,977	480
Rainier Pacific Financial Group Inc.	26,800	478
Mystic Financial, Inc.	11,877	475
Cooperative Bankshares, Inc.	19,589	472
Unity Bancorp, Inc.	37,966	469
Commercial Bankshares, Inc.	15,165	461
* Willis Lease Finance Corp.	59,845	461
* K-Fed Bancorp	30,956	457
* Ameriserv Financial Inc.	91,256	456
Cohen & Steers, Inc.	29,400	454
First M&F Corp.	13,503	450
* Intersections Inc.	30,679	449
Capital Lease Funding, Inc. REIT	40,700	449
Camden National Corp.	13,003	449
One Liberty Properties, Inc. REIT	24,700	446
Guaranty Federal Bancshares, Inc.	22,490	445
Belmont Bancorp	78,257	443
PMC Commercial Trust REIT	29,004	441
Southwest Bancorp, Inc.	19,987	441
Peoples Bancorp, Inc.	16,711	440
* New York Mortgage Trust, Inc. REIT	46,600	436
Provident Financial Holdings, Inc.	14,800	429
Pennrock Financial Services Corp.	15,259	424
Citizens South Banking Corp.	33,713	423
Agree Realty Corp. REIT	14,821	421
Coastal Financial Corp.	29,111	421
Humphrey Hospitality Trust, Inc. REIT	107,308	419
Electro Rent Corp.	37,988	419
Maxcor Financial Group Inc.	46,067	412
Foothill Independent Bancorp	18,363	407
Peoples Bancorp of North Carolina	21,479	405
National Health Realty Inc. REIT	21,161	403
MFB Corp.	12,500	402
First Potomac REIT	19,389	401
Merchants Group, Inc.	17,050	396
First Mutual Bancshares, Inc.	15,713	393
* Consumer Portfolio Services, Inc.	82,928	390
Central Bancorp, Inc.	12,300	384
* Carreker Corp.	50,032	381
Monmouth Real Estate Investment Corp. REIT	45,812	380
Century Bancorp, Inc. Class A	11,950	379
PFS Bancorp, Inc.	17,361	373
* Corillian Corp.	80,530	371
Peoples BancTrust Co., Inc.	26,400	368
Peoples Community Bancorp	16,000	368
Union Community Bancorp	20,398	368
Wainwright Bank & Trust Co.	32,040	365
BancTrust Financial Group, Inc.	19,289	363
United Mobile Homes, Inc. REIT	25,106	360
Exchange National Bancshares, Inc.	12,066	353
EMC Insurance Group, Inc.	16,784	353
FNB Corp. (VA)	13,214	350
* Standard Management Corp.	108,428	349
* BNCCORP, Inc.	23,698	345
Citizens First Financial Corp.	13,981	343
Bay View Capital Corp.	20,764	342
* CyberSource Corp.	70,009	338
Westfield Financial, Inc.	14,322	338
Commercial National Financial Corp.	13,935	336
First United Corp.	16,574	335
Presidential Realty Corp. REIT	40,700	325
First State Bancorporation	10,262	324
Cedar Shopping Centers, Inc. REIT	23,000	321
Peapack Gladstone Financial Corp.	10,419	316
FFLC Bancorp, Inc.	11,476	310
Northern States Financial Corp.	11,057	308
* Financial Industries Corp.	37,626	307
Shore Bancshares, Inc.	10,471	304
Camco Financial Corp.	20,306	302
Summit Financial Corp.	16,027	297
First Federal Bancorp, Inc.	21,900	288
* Archipelago Holdings Inc.	18,600	275
* Bankrate, Inc.	24,455	275
* American Campus Communities, Inc. REIT	14,500	269
* United National Group Ltd. Class A	18,165	264
* Portal Software, Inc.	95,207	260
ProCentury Corp.	25,763	256
Berkshire Hills Bancorp, Inc.	6,884	254
Massbank Corp.	6,814	253
Eastern Virginia Bankshares, Inc.	10,798	251
FNB Corp. (NC)	13,930	246
Citizens 1st Bancorp, Inc.	9,793	246
1ST INDEPENDENCE FINANCIAL GROUP INC	12,386	243
Center Bancorp, Inc.	19,895	238
* Federal Agricultural Mortgage Corp. Class A	13,288	238
Warwick Community Bancorp, Inc.	6,945	230
State Bancorp, Inc.	10,129	229
Community Bank of Northern Virginia	13,218	227
Pamrapo Bancorp, Inc.	9,780	223
First Midwest Financial, Inc.	10,011	223
Westwood Holdings Group, Inc.	11,726	216
Security Bank Corp.	5,980	209
* Harris & Harris Group, Inc.	19,987	207
ESB Financial Corp.	14,893	204
* Prime Group Realty Trust REIT	33,284	190
Bryn Mawr Bank Corp.	8,975	180
* Transcontinental Realty Investors, Inc. REIT	12,803	176
American National Bankshares Inc.	7,119	173
Berkshire Bancorp Inc.	10,230	168
* InsWeb Corp.	55,315	166
Origen Financial, Inc. REIT	22,191	163
First Defiance Financial Corp.	5,212	136
AmeriVest Properties, Inc. REIT	20,113	135
Northeast Indiana Bancorp, Inc.	5,832	126
Delta Financial Corp.	14,312	126
First South Bancorp, Inc.	4,719	117
Cascade Financial Corp.	6,947	116
Sun Bancorp, Inc.	4,597	106
Hersha Hospitality Trust REIT	11,200	105
Northrim Bancorp Inc.	3,364	74
* Intelidata Technologies Corp.	200,477	68
Woronoco Bancorp Inc.	1,700	66
PAB Bankshares, Inc.	4,397	56
Cotton States Life Insurance Co.	2,547	50
Fidelity Southern Corp.	2,739	42
* American Pacific Bank	4,132	40
Wilber Corp.	2,800	34
BCSB Bankcorp, Inc.	2,000	33
Windrose Medical Properties Trust REIT	1,600	21
FMS Financial Corp.	1,120	18
* Horizon Group Properties, Inc. REIT	3,415	18
EFC Bancorp, Inc	600	15
Green Point Financial Corp.	300	14
Gladstone Commercial Corp. REIT	800	13
Hoenig Group, Inc. Rights Exp. 9/1/2006	54,300	12
* Landenburg Thalmann Financial Services, Inc.	18,943	9
* Investors Capital Holdings, Ltd.	1,000	4
* Analytical Surveys, Inc.	2,531	3
* Olympic Cascade Financial Corp.	2,900	2
* Diamond Hill Investment Group	200	2
* SVB Financial Services	100	2
* Pinnacle Holdings Inc. Warrants Exp. 11/13/2007	350	--

		1,963,516

Health Care (11.1%)
* Genentech, Inc.	1,556,986	81,617
* Laboratory Corp. of America Holdings	354,477	15,498
* Patterson Cos	171,212	13,108
* IVAX Corp.	624,376	11,957
* Coventry Health Care Inc.	223,587	11,933
* Celgene Corp.	204,767	11,924
* Varian Medical Systems, Inc.	341,480	11,805
* ImClone Systems, Inc.	205,873	10,880
* Barr Pharmaceuticals Inc.	260,575	10,796
* Sepracor Inc.	218,727	10,670
* Millennium Pharmaceuticals, Inc.	761,871	10,445
DENTSPLY International Inc.	200,976	10,439
* Kinetic Concepts, Inc.	166,469	8,748
Beckman Coulter, Inc.	153,047	8,589
* PacifiCare Health Systems, Inc.	214,874	7,886
* DaVita, Inc.	248,026	7,726
* Lincare Holdings, Inc.	249,678	7,418
Omnicare, Inc.	260,091	7,376
* Invitrogen Corp.	131,564	7,235
* Health Net Inc.	279,787	6,916
* Cephalon, Inc.	141,680	6,786
* Henry Schein, Inc.	108,899	6,785
* Cytyc Corp.	277,534	6,702
* Community Health Systems, Inc.	247,661	6,608
* Triad Hospitals, Inc.	191,823	6,606
Universal Health Services Class B	145,499	6,329
* OSI Pharmaceuticals, Inc.	102,458	6,297
* Covance, Inc.	156,473	6,254
* Endo Pharmaceuticals Holdings, Inc.	329,286	6,046
* Dade Behring Holdings Inc.	107,419	5,985
Cooper Cos., Inc.	81,646	5,597
Medicis Pharmaceutical Corp.	139,896	5,462
* WebMD Corp.	779,928	5,428
* Renal Care Group, Inc.	167,671	5,404
* Charles River Laboratories, Inc.	115,483	5,289
* Stericycle, Inc.	113,043	5,189
* Respironics, Inc.	95,704	5,114
* Pharmaceutical Product Development, Inc.	141,090	5,079
Valeant Pharmaceuticals International	210,007	5,065
* Edwards Lifesciences Corp.	149,141	4,996
* Gen-Probe Inc.	124,031	4,945
* Eon Labs, Inc.	225,928	4,903
* American Pharmaceuticals Partners, Inc.	175,832	4,848
* Amylin Pharmaceuticals, Inc.	234,727	4,817
* MGI Pharma, Inc.	176,624	4,714
* Affymetrix, Inc.	151,130	4,641
* Protein Design Labs, Inc.	235,394	4,609
* IDEXX Laboratories Corp.	85,651	4,346
* Neurocrine Biosciences, Inc.	91,085	4,296
* INAMED Corp.	88,985	4,242
* VCA Antech, Inc.	204,798	4,225
* Andrx Group	182,062	4,071
* ResMed Inc.	84,588	4,027
* Pharmion Corp.	76,705	3,965
* Techne Corp.	102,799	3,925
* Cerner Corp.	88,652	3,835
* ICOS Corp.	158,816	3,834
* STERIS Corp.	172,710	3,789
* Onyx Pharmaceuticals, Inc.	87,530	3,765
* First Health Group Corp.	229,310	3,690
Perrigo Co.	177,414	3,646
Mentor Corp.	105,915	3,567
* Human Genome Sciences, Inc.	325,719	3,554
* Martek Biosciences Corp.	73,039	3,553
* Advanced Medical Optics, Inc.	89,103	3,526
* Inveresk Research Group Inc.	95,525	3,524
* AMERIGROUP Corp.	62,217	3,500
Invacare Corp.	75,201	3,459
* Eyetech Pharmaceuticals Inc.	101,002	3,433
* Apria Healthcare Group Inc.	125,014	3,407
Select Medical Corp.	253,570	3,405
* Sierra Health Services, Inc.	68,965	3,305
* Pediatrix Medical Group, Inc.	59,977	3,290
* Kos Pharmaceuticals, Inc.	92,302	3,287
* Bio-Rad Laboratories, Inc. Class A	64,161	3,279
Arrow International, Inc.	108,784	3,253
* Magellan Health Services, Inc.	88,443	3,233
* PAR Pharmaceutical Cos. Inc.	84,978	3,053
* Nektar Therapeutics	209,036	3,027
* Ocular Sciences, Inc.	63,077	3,026
* AtheroGenics, Inc.	91,691	3,021
* American Medical Systems Holdings, Inc.	82,701	3,000
Diagnostic Products Corp.	72,836	2,977
* LifePoint Hospitals, Inc.	97,846	2,936
* Sybron Dental Specialties, Inc.	98,538	2,926
* The Medicines Co.	119,850	2,893
* Accredo Health, Inc.	120,665	2,844
* NeighborCare Inc.	109,311	2,771
* Province Healthcare Co.	126,360	2,643
* Alkermes, Inc.	224,591	2,592
* VISX Inc.	124,625	2,567
* Kyphon Inc.	101,539	2,516
* IDX Systems Corp.	77,262	2,507
Owens & Minor, Inc. Holding Co.	98,397	2,499
* United Surgical Partners International, Inc.	71,954	2,472
* ILEX Oncology, Inc.	97,728	2,460
* Telik, Inc.	109,486	2,442
* Molina Healthcare Inc.	68,493	2,432
Alpharma, Inc. Class A	130,999	2,396
* Connetics Corp.	88,263	2,385
* Genencor International Inc.	148,347	2,381
* American Healthways Inc.	81,564	2,374
* Integra LifeSciences Holdings	73,104	2,347
* Zymogenetics, Inc.	134,167	2,340
* Align Technology, Inc.	152,634	2,332
* Impax Laboratories, Inc.	148,509	2,281
* Kindred Healthcare, Inc.	92,306	2,252
* Centene Corp.	51,633	2,199
* Immucor Inc.	88,817	2,198
* Abgenix, Inc.	222,673	2,196
* K-V Pharmaceutical Co. Class A	122,540	2,193
* Applera Corp.-Celera Genomics Group	182,338	2,132
* Vertex Pharmaceuticals, Inc.	201,935	2,120
* NPS Pharmaceuticals Inc.	96,709	2,106
PolyMedica Corp.	68,223	2,101
* Intuitive Surgical, Inc.	84,424	2,089
* Wright Medical Group, Inc.	82,808	2,080
* Ventana Medical Systems, Inc.	41,173	2,077
* Beverly Enterprises, Inc.	274,079	2,075
* Haemonetics Corp.	62,488	2,052
* Vicuron Pharmaceuticals Inc.	139,643	2,050
* Nabi Biopharmaceuticals	147,131	1,969
* CONMED Corp.	74,761	1,966
* Biosite Inc.	40,093	1,963
* Salix Pharmaceuticals, Ltd.	90,357	1,944
* ArthroCare Corp.	64,843	1,899
* Priority Healthcare Corp. Class B	94,110	1,896
* United Therapeutics Corp.	53,758	1,878
* Incyte Corp.	194,191	1,870
* Tanox, Inc.	110,150	1,858
* Ligand Pharmaceuticals Inc. Class B	184,705	1,851
* Sunrise Senior Living, Inc.	52,536	1,845
* Genesis Healthcare Corp.	60,403	1,837
* Eclipsys Corp.	117,217	1,829
* First Horizon Pharmaceutical Corp.	91,309	1,827
* Advanced Neuromodulation Systems, Inc.	59,550	1,807
* Enzon Pharmaceuticals, Inc.	112,008	1,787
* Wellcare Group Inc.	93,000	1,762
* Serologicals Corp.	75,242	1,755
* eResearch Technology, Inc.	131,534	1,753
* Atrix Laboratories, Inc.	56,552	1,736
West Pharmaceutical Services, Inc.	80,972	1,688
* Chattem, Inc.	51,968	1,676
* PSS World Medical, Inc.	165,729	1,664
* AmSurg Corp.	77,419	1,640
* Odyssey Healthcare, Inc.	91,135	1,618
* Sola International Inc.	83,314	1,587
* Inspire Pharmaceuticals, Inc.	97,785	1,538
* Medarex, Inc.	201,998	1,491
Datascope Corp.	39,542	1,475
* Exelixis, Inc.	182,924	1,474
* Noven Pharmaceuticals, Inc.	70,698	1,473
* PAREXEL International Corp.	74,366	1,458
Analogic Corp.	34,548	1,440
* American Medical Security Group, Inc.	43,867	1,403
* LabOne, Inc.	47,539	1,390
* Thoratec Corp.	141,370	1,360
* Per-Se Technologies, Inc.	96,015	1,317
* Encysive Pharmaceuticals, Inc.	145,606	1,315
* Lexicon Genetics Inc.	198,839	1,310
* Viasys Healthcare Inc.	77,511	1,297
* Digene Corp.	49,665	1,289
Vital Signs, Inc.	39,866	1,275
* Adolor Corp.	113,131	1,273
* Transkaryotic Therapies, Inc.	71,101	1,261
Landauer, Inc.	26,441	1,241
* Dendreon Corp.	147,269	1,239
* SonoSite, Inc.	47,542	1,238
* Cell Genesys, Inc.	136,744	1,227
* NitroMed, Inc.	51,093	1,218
* Cyberonics, Inc.	59,284	1,213
* RehabCare Group, Inc.	52,242	1,203
* Idenix Pharmaceuticals Inc.	74,846	1,198
* Aspect Medical Systems, Inc.	65,380	1,183
* Regeneron Pharmaceuticals, Inc.	134,515	1,168
* DJ Orthopedics Inc.	65,811	1,162
* Wilson Greatbatch Technologies, Inc.	64,554	1,155
* Myriad Genetics, Inc.	67,350	1,152
* MannKind Corp.	57,438	1,151
* Corgentech Inc.	67,069	1,145
* Molecular Devices Corp.	48,545	1,144
* ICU Medical, Inc.	43,333	1,128
* Quality Systems, Inc.	22,175	1,120
* Enzo Biochem, Inc.	74,221	1,113
* Bradley Pharmaceuticals, Inc.	54,119	1,101
* Alexion Pharmaceuticals, Inc.	61,017	1,098
Healthcare Services Group, Inc.	61,094	1,097
* VaxGen, Inc.	81,259	1,087
* Psychiatric Solutions, Inc.	42,218	1,070
* America Service Group Inc.	26,007	1,067
* Laserscope	52,008	1,054
* Kensey Nash Corp.	39,936	1,046
* CTI Molecular Imaging, Inc.	128,734	1,039
LCA-Vision Inc.	40,236	1,038
* Merit Medical Systems, Inc.	68,555	1,036
* Able Laboratories, Inc.	54,031	1,035
* Cepheid, Inc.	118,701	1,023
* Bone Care International, Inc.	41,838	1,017
* Hologic, Inc.	52,496	1,012
* Rigel Pharmaceuticals, Inc.	39,768	1,006
* CorVel Corp.	33,780	1,003
* SFBC International, Inc.	37,465	986
* Indevus Pharmaceuticals, Inc.	136,687	969
* Res-Care, Inc.	81,619	967
* TriPath Imaging, Inc.	118,069	966
* Gentiva Health Services, Inc.	58,842	963
* Matria Healthcare, Inc.	33,813	957
* BioMarin Pharmaceutical Inc.	183,928	955
* Allscripts Healthcare Solutions, Inc.	105,484	949
* Diversa Corp.	112,618	940
* Trimeris, Inc.	62,201	936
* SurModics, Inc.	38,998	926
* LifeCell Corp.	91,850	919
* Candela Corp.	79,392	916
* OraSure Technologies, Inc.	145,107	914
* InterMune Inc.	77,133	909
* Albany Molecular Research, Inc.	94,714	909
* EPIX Medical, Inc.	45,655	882
* Omnicell, Inc.	65,452	865
* CV Therapeutics, Inc.	66,631	833
* Abaxis, Inc.	62,965	819
* ARIAD Pharmaceuticals, Inc.	122,017	816
* Zoll Medical Corp.	24,130	806
* Nastech Pharmaceutical Co., Inc.	56,251	804
* Amedisys Inc	26,417	791
* Cubist Pharmaceuticals, Inc.	78,792	778
* Caliper Life Sciences, Inc.	110,130	774
* Cantel Medical Corp.	32,183	772
* Dyax Corp.	100,442	767
E-Z-EM, Inc.	42,729	767
* Inverness Medical Innovations, Inc.	36,632	762
* Orthologic Corp.	107,845	759
* Symbion, Inc.	46,757	753
* Northfield Laboratories, Inc.	55,985	749
* CardioDynamics International Corp.	162,587	748
* ImmunoGen, Inc.	144,476	730
* Seattle Genetics, Inc.	110,169	724
* Nuvelo, Inc.	72,544	717
* NeoPharm, Inc.	83,606	716
* Orthovita, Inc.	159,613	714
* Cell Therapeutics, Inc.	103,427	710
* VitalWorks Inc.	188,758	704
* American Dental Partners, Inc.	34,994	700
* US Physical Therapy, Inc.	51,331	698
* Cypress Bioscience, Inc.	58,693	685
* Genaera Corp.	174,865	684
* ThermoGenesis Corp.	142,257	683
* Regeneration Technologies, Inc.	84,858	681
* Penwest Pharmaceuticals Co.	60,072	678
* Medical Action Industries Inc.	40,545	674
* Prime Medical Services, Inc.	93,000	671
* Guilford Pharmaceuticals, Inc.	132,520	663
* Alliance Imaging, Inc.	88,671	662
* Neose Technologies, Inc.	87,776	658
* Geron Corp.	107,731	645
* Endologix, Inc.	95,084	645
* Orphan Medical, Inc.	60,048	635
* Natus Medical Inc.	91,337	632
* Vivus, Inc.	139,816	629
* Maxygen Inc.	63,235	625
* Closure Medical Corp.	43,837	624
Young Innovations, Inc.	18,868	623
* Cytokinetics, Inc.	45,811	609
* SuperGen, Inc.	97,974	605
* Heska Corp.	327,110	599
* Oxigene, Inc.	97,794	598
* Bruker BioSciences Corp.	172,408	597
* Lipid Sciences, Inc.	118,984	596
* VistaCare, Inc.	38,751	593
* Somanetics Corp.	44,985	592
* Embrex, Inc.	43,742	591
* Discovery Laboratories, Inc.	86,650	581
* Rita Medical Systems, Inc.	155,419	575
* Possis Medical Inc.	36,641	574
Hooper Holmes, Inc.	127,143	570
* Matrixx Initiatives, Inc.	54,723	569
* DOV Pharmaceutical, Inc.	32,668	560
* Specialty Laboratories, Inc.	52,508	551
* Allied Healthcare International Inc.	101,909	549
* Luminex Corp.	76,975	549
* Advanced Magnetics, Inc.	39,307	549
* Antigenics, Inc.	90,671	547
* Santarus Inc.	60,182	546
* Orchid Biosciences, Inc.	67,346	541
* Genelabs Technologies, Inc.	206,686	539
* Emeritus Corp.	63,530	539
* XOMA Ltd.	232,276	539
* Columbia Laboratories Inc.	175,360	535
* Isis Pharmaceuticals, Inc.	108,880	534
* Palomar Medical Technologies, Inc.	24,336	533
* Genta Inc.	197,695	532
* CYTOGEN Corp.	50,122	528
* Pharmacyclics, Inc.	51,158	527
* Oscient Pharmaceuticals	147,686	524
Option Care, Inc.	33,785	523
* HealthTronics Surgical Services, Inc.	72,788	523
D&K Healthcare Resources, Inc.	53,047	523
National Healthcare Corp.	18,284	521
* CuraGen Corp.	94,443	519
* Chronimed Inc.	86,277	519
* Array BioPharma Inc.	73,724	515
* Pain Therapeutics, Inc.	71,640	515
* OCA Inc.	108,138	513
* InKine Pharmaceutical Co., Inc.	100,584	511
* Zila, Inc.	122,598	505
* Collagenex Pharmaceuticals, Inc.	76,463	501
* SONUS Pharmaceuticals, Inc.	134,927	501
* I-Flow Corp.	34,467	499
* MedCath Corp.	31,479	498
* STAAR Surgical Co.	150,760	498
BioLase Technology, Inc.	60,839	496
* Progenics Pharmaceuticals, Inc.	33,840	496
* Biosource International Inc.	70,032	494
* Animas Corp.	30,536	492
* Harvard Bioscience, Inc.	110,460	486
* Acusphere, Inc.	77,567	486
* Q-Med, Inc.	67,259	484
* Cellegy Pharmaceuticals, Inc.	112,446	484
* Exactech, Inc.	23,618	483
* Illumina, Inc.	81,079	479
* IMPAC Medical Systems, Inc.	35,869	479
* Third Wave Technologies	69,584	479
Meridian Bioscience Inc.	35,658	474
* Kendle International Inc.	89,515	474
* Allos Therapeutics Inc.	226,384	473
* Cholestech Corp.	69,732	471
* Pharmacopeia Drug Discovery	95,435	468
* Escalon Medical Corp.	38,874	467
* Neurobiological Technologies, Inc.	133,982	463
* ABIOMED, Inc.	52,315	463
* GTC Biotherapeutics, Inc.	260,276	458
* Pozen Inc.	52,192	456
* Radiologix Inc.	127,818	454
Psychemedics Corp.	37,680	452
* BioCryst Pharmaceuticals, Inc.	88,653	452
* Momenta Pharmaceuticals, Inc.	53,923	444
Computer Programs and Systems, Inc.	22,100	443
* Axonyx Inc.	77,240	436
* Covalent Group, Inc.	145,691	423
* Synovis Life Technologies, Inc.	43,822	419
* Pharmos Corp.	145,373	419
* Emisphere Technologies, Inc.	135,809	417
* Vion Pharmaceuticals, Inc.	98,414	414
* Corixa Corp.	98,258	409
* Mediware Information Systems, Inc.	34,758	408
* ViroPharma Inc.	210,687	407
* Accelrys Inc.	61,465	401
* Vasomedical, Inc.	375,164	398
* Theragenics Corp.	108,598	396
* National Medical Health Card Systems, Inc.	18,910	395
* Repligen Corp.	207,618	390
* Stereotaxis Inc.	39,800	388
* Conceptus, Inc.	41,257	382
* Cortex Pharmaceuticals, Inc.	147,983	382
* Radiation Therapy Services, Inc.	33,400	379
* Fonar Corp.	331,626	378
* Peregrine Pharmaceuticals, Inc.	234,388	377
* Enpath Medical, Inc.	41,116	376
* Natural Alternatives International, Inc.	40,037	374
* Phase Forward Inc.	44,779	370
* Avanir Pharmaceuticals Class A	129,080	367
* Compex Technologies Inc.	67,470	364
* BioSphere Medical Inc.	110,628	363
* CryoLife Inc.	49,931	362
* Encore Medical Corp.	72,363	360
* Barrier Therapeutics Inc.	29,525	359
* Neogen Corp.	18,323	358
* Immunicon Corp.	35,638	356
* Carrington Labs Inc.	95,740	353
* Urologix, Inc.	55,881	353
* SciClone Pharmaceuticals, Inc.	98,666	351
* Netsmart Technologies, Inc.	43,634	350
* Insmed Inc.	207,548	349
* Interpharm Holdings, Inc.	109,655	345
* Medtox Scientific, Inc.	47,718	344
* Natrol, Inc.	114,500	344
* Micro Therapeutics, Inc.	80,646	343
* Immtech International, Inc.	35,063	340
* Hi-Tech Pharmacal Co., Inc.	21,320	339
* Ciphergen Biosystems, Inc.	86,994	339
* Bioanalytical Systems, Inc.	61,681	339
* Anadys Pharmaceuticals Inc.	63,761	338
* Bentley Pharmaceuticals, Inc.	31,726	336
* Novavax, Inc.	106,112	331
* Nanogen, Inc.	85,897	329
* North American Scientific, Inc.	64,149	327
* The Immune Response Corp.	271,241	325
* Spectranetics Corp.	62,895	321
* Savient Pharmaceuticals Inc.	139,193	320
* Nuvasive, Inc.	30,300	320
* Endocardial Solutions, Inc.	27,644	320
* Osteotech, Inc.	79,076	312
* Neurogen Corp.	47,809	309
* Superior Consultant Holdings Corp.	47,347	308
* Hollis-Eden Pharmaceuticals, Inc.	28,362	305
* V.I. Technologies, Inc.	342,176	305
* Immunomedics Inc.	116,260	302
* Genitope Corp	30,467	302
* Cardiac Science, Inc.	156,709	301
* Kosan Biosciences, Inc.	51,757	298
* GTx, Inc.	25,515	298
* Quidel Corp.	65,065	295
* Epimmune Inc.	218,724	293
* Tercica, Inc.	31,905	287
* Ista Pharmaceuticals Inc.	23,278	284
* SIGA Technologies, Inc.	214,454	283
* Sangamo BioSciences, Inc.	57,395	280
* Five Star Quality Care, Inc.	39,037	279
* Iridex Corp.	43,533	275
* AVANT Immunotherapeutics, Inc.	159,433	273
* Aclara Biosciences, Inc.	68,850	272
* Acadia Pharmaceuticals Inc.	34,500	269
* DepoMed, Inc.	51,298	268
* Hemispherx Biopharma, Inc.	108,392	260
* Maxim Pharmaceuticals, Inc.	93,817	250
* Sonic Innovations, Inc.	54,743	250
* MIM Corp.	42,989	248
* Corcept Therapeutics Inc.	31,568	247
* Sirna Therapeutics, Inc.	80,705	247
* Arena Pharmaceuticals, Inc.	57,261	247
* Hanger Orthopedic Group, Inc.	48,692	244
* CancerVax Corp.	29,642	240
* Gene Logic Inc.	64,479	240
* Avigen, Inc.	64,019	239
* Alteon, Inc.	245,672	233
* Microvision, Inc.	39,027	231
* Titan Pharmaceuticals, Inc.	94,544	225
* Novoste Corp.	136,584	224
* Curis, Inc.	49,989	222
* Myogen, Inc.	27,400	222
* EntreMed, Inc.	126,848	219
* Aksys, Ltd.	45,355	215
* PRAECIS Pharmaceuticals Inc.	96,485	212
* Vical, Inc.	44,186	212
* Introgen Therapeutics, Inc.	33,503	210
* AVI BioPharma, Inc.	102,289	210
* SRI/Surgical Express, Inc.	31,621	204
* Lynx Therapeutics, Inc.	85,060	202
* DUSA Pharmaceuticals, Inc.	17,500	201
* Large Scale Biology Corp.	205,949	198
* Renovis, Inc.	24,430	196
* Digital Angel Corp.	66,250	195
* Advancis Pharmaceuticals	23,970	195
* aaiPharma Inc.	125,391	194
* AP Pharma Inc.	138,825	188
* ChromaVision Medical Systems, Inc.	209,272	186
* La Jolla Pharmaceutical Co.	61,061	186
* Microtek Medical Holdings, Inc.	57,853	183
* IntraBiotics Pharmaceuticals, Inc.	45,422	181
* Stratagene Holding Corp.	25,025	178
* Aphton Corp.	49,221	177
* Palatin Technologies, Inc.	58,074	169
* ALFACELL CORP	37,370	167
* National Research Corp.	10,840	166
* Quinton Cardiology Systems, Inc.	19,500	163
* IVAX Diagnostics, Inc.	29,389	161
* Targeted Genetics Corp.	116,919	160
* Zonagen, Inc.	43,800	159
* Sequenom, Inc.	166,291	158
* Curon Medical Inc.	137,462	150
* GlycoGenesys, Inc.	331,054	149
* ArQule, Inc.	31,802	147
* Auxilium Pharmaceuticals, Inc.	17,100	146
* Digirad Corp.	13,818	144
* The Med-Design Corp.	145,326	141
* BriteSmile, Inc.	13,009	141
* NeoRx Corp.	81,472	139
Mesa Laboratories, Inc.	11,338	135
* GenVec, Inc.	51,433	133
* Durect Corp.	93,433	131
* American Retirement Corp.	17,000	130
* Proxymed Pharmacy, Inc.	12,838	128
* Exact Sciences Corp.	38,454	127
* Applied Imaging Corp.	207,986	125
* BioTime, Inc.	107,187	116
* CardioTech International, Inc.	38,554	114
* Discovery Partners International	23,494	113
* Cerus Corp.	44,768	108
* Physiometrix, Inc.	54,075	108
* Curative Health Services, Inc.	14,017	96
* IGI, Inc.	72,000	90
* Cutera, Inc.	7,148	81
* BioSpecifics Technology	40,800	81
* Anika Resh inc	5,800	80
* Capital Senior Living Corp.	16,584	80
* Questcor Pharmaceuticals, Inc.	171,500	77
* Dynacq Healthcare, Inc	10,646	69
* Virologic, Inc.	33,850	68
* Retractable Technologies, Inc.	14,985	68
* Memory Pharmaceuticals Corp.	8,800	67
* Continucare Corp.	38,300	65
* Biopure Corp.	162,188	65
* ATS Medical, Inc.	17,300	63
* eXegenics Inc.	91,207	63
* Precision Optics Corp., Inc.	68,804	58
* Integrated Biopharma, Inc.	5,851	55
* HMS Holdings Corp.	7,856	51
* New River Pharmaceuticals Inc.	4,982	49
* Angiodynamics Inc.	3,300	39
* Alnylam Pharmaceuticals Inc.	5,600	32
* Aradigm Corp.	23,311	30
* Vision Sciences, Inc.	8,100	23
* Dynavax Technologies Corp.	4,220	23
* Almost Family Inc.	2,600	22
* Sunlink Health Systems, Inc.	3,600	20
* DiaSys Corp.	15,600	8
* Vista Medical Technologies, Inc.	1,300	2
* Valley Forge Scientific Corp.	1,100	2
* Critical Therapeutics, Inc.	182	1
* Manhattan Pharmaceuticals, Inc.	681	1

		880,316

Integrated Oils (0.4%)
Murphy Oil Corp.	229,731	19,934
Hugoton Royalty Trust	101,427	2,845
* KCS Energy, Inc.	134,024	1,864
* Delta Petroleum Corp.	106,371	1,387
* Giant Industries, Inc.	43,000	1,045
* Mission Resources Corp.	152,389	959
* GMX Resources Inc.	69,040	472
* Tipperary Corp.	36,969	139

		28,645

Other Energy (5.5%)
XTO Energy, Inc.	646,373	20,994
GlobalSantaFe Corp.	585,903	17,958
* Weatherford International Ltd.	333,248	17,002
* Smith International, Inc.	261,679	15,892
ENSCO International, Inc.	377,057	12,318
Diamond Offshore Drilling, Inc.	322,920	10,653
Chesapeake Energy Corp.	666,871	10,557
Pioneer Natural Resources Co.	299,901	10,341
Peabody Energy Corp.	160,353	9,541
Texas Genco Holdings, Inc.	204,038	9,518
* Newfield Exploration Co.	153,373	9,393
* Ultra Petroleum Corp.	187,122	9,178
* Premcor, Inc.	222,629	8,571
Noble Energy, Inc.	144,959	8,442
Equitable Resources, Inc.	154,610	8,397
Patterson-UTI Energy, Inc.	415,434	7,922
CONSOL Energy, Inc.	224,456	7,831
Pogo Producing Co.	159,682	7,577
* Cooper Cameron Corp.	137,296	7,529
* National-Oilwell, Inc.	214,572	7,051
* Reliant Energy, Inc.	745,306	6,954
* NRG Engergy	250,389	6,745
* Pride International, Inc.	339,712	6,723
* Varco International, Inc.	243,790	6,538
* Grant Prideco, Inc.	303,366	6,216
* FMC Technologies Inc.	168,708	5,635
Massey Energy Co.	189,656	5,487
Patina Oil & Gas Corp.	176,286	5,213
* Tesoro Petroleum Corp.	165,282	4,881
Arch Coal, Inc.	137,118	4,866
* Plains Exploration & Production Co.	192,553	4,594
* Forest Oil Corp.	147,308	4,437
* Evergreen Resources, Inc.	107,620	4,309
* Quicksilver Resources, Inc.	124,398	4,064
* Houston Exploration Co.	68,260	4,051
* Unit Corp.	114,340	4,011
Cabot Oil & Gas Corp.	82,667	3,712
* Cimarex Energy Co.	103,530	3,617
Helmerich & Payne, Inc.	126,069	3,617
* Key Energy Services, Inc.	326,665	3,610
* Denbury Resources, Inc.	136,255	3,461
* Cal Dive International, Inc.	95,778	3,412
Vintage Petroleum, Inc.	164,439	3,300
* Spinnaker Exploration Co.	84,826	2,972
Range Resources Corp.	169,235	2,960
* Stone Energy Corp.	66,659	2,917
* Hanover Compressor Co.	214,682	2,887
CARBO Ceramics Inc.	39,941	2,881
St. Mary Land & Exploration Co.	71,421	2,843
* Encore Acquisition Co.	81,542	2,813
* Universal Compression Holdings, Inc.	79,552	2,710
* Magnum Hunter Resources Inc.	216,618	2,500
* Todco	140,000	2,429
* Superior Energy Services, Inc.	186,895	2,415
* Oceaneering International, Inc.	63,830	2,351
* Grey Wolf, Inc.	466,787	2,283
* Oil States International, Inc.	121,902	2,280
Berry Petroleum Class A	59,752	2,195
* Seacor Holdings INC	46,005	2,151
* Comstock Resources, Inc.	100,526	2,103
* Petroleum Development Corp.	47,557	2,084
Penn Virginia Corp.	52,582	2,082
* The Meridian Resource Corp.	234,531	2,071
Holly Corp.	79,766	2,034
* Swift Energy Co.	83,371	1,998
* Input/Output, Inc.	190,406	1,963
* Remington Oil & Gas Corp.	74,713	1,961
* Atwood Oceanics, Inc.	40,783	1,939
* Whiting Petroleum Corp.	62,963	1,914
* Veritas DGC Inc.	83,970	1,913
Frontier Oil Corp.	79,268	1,872
* Harvest Natural Resources, Inc.	108,025	1,793
* Hydrill Co.	41,314	1,774
* Global Industries Ltd.	274,522	1,697
* Energy Partners, Ltd.	102,270	1,665
* Enbridge Energy Management LLC	32,997	1,473
* KFX, Inc.	189,218	1,459
* TETRA Technologies, Inc.	45,408	1,410
Resource America, Inc.	57,032	1,345
* Newpark Resources, Inc.	223,166	1,339
* Plug Power, Inc.	204,866	1,313
* Brigham Exploration Co.	139,403	1,310
RPC Inc.	73,208	1,309
Crosstex Energy, Inc.	31,285	1,286
* W-H Energy Services, Inc.	60,726	1,260
* FuelCell Energy, Inc.	116,448	1,194
* Parker Drilling Co.	320,816	1,177
* Syntroleum Corp.	158,476	1,113
* ATP Oil & Gas Corp.	88,394	1,077
* Atlas America, Inc.	47,053	1,024
* Dril-Quip, Inc.	44,372	989
* FX Energy, Inc.	108,060	977
Lufkin Industries	25,387	945
* Goodrich Petroleum Corp.	68,900	916
* TransMontaigne Inc.	156,255	909
* PetroQuest Energy, Inc.	169,973	882
* Callon Petroleum Co.	69,119	876
* McMoRan Exploration Co.	66,698	869
* Edge Petroleum Corp.	53,146	849
* Westmoreland Coal Co.	32,977	844
* Clayton Williams Energy, Inc.	37,132	796
* Carrizo Oil & Co inc	78,758	754
* The Exploration Co. of Delaware, Inc.	142,997	651
* Double Eagle Petroleum Co.	42,382	636
* Parallel Petroleum Corp.	125,532	598
* Petrohawk Energy Corp.	70,537	593
* NATCO Group Inc.	65,819	569
* Global Power Equipment Group Inc.	76,315	565
* Hornbeck Offshore Services, Inc.	32,700	540
* Toreador Resources Corp.	56,313	537
* Mitcham Industries, Inc.	84,891	523
* Royale Energy, Inc.	51,226	471
* Evergreen Solar, Inc.	148,735	425
* Torch Offshore, Inc.	176,436	406
Gulf Island Fabrication, Inc.	18,100	404
* Infinity, Inc.	77,318	394
* Millennium Cell Inc.	301,333	371
* Harken Energy Corp.	697,941	356
APCO Argentina Inc.	9,967	336
* Wilshire Enterprises, Inc.	60,700	309
Marketwest Energy Partners, LP	6,376	280
* Capstone Turbine Corp.	174,862	268
* Dawson Geophysical	6,504	136
* Matrix Service Co.	23,950	123
* Horizon Offshore, Inc.	139,530	98
* OMNI Energy Services Corp.	14,891	52
* Trico Marine Services, Inc.	199,114	30
MarkWest Hydrocarbon, Inc.	1,700	26

		437,960

Materials & Processing (6.2%)
Smurfit-Stone Container Corp.	633,312	12,267
Southern Peru Copper Corp.	199,794	10,321
Lyondell Chemical Co.	447,390	10,048
Precision Castparts Corp.	162,087	9,733
The St. Joe Co.	190,308	9,091
* Energizer Holdings, Inc.	194,741	8,978
* International Steel Group, Inc.	244,400	8,236
Lafarge North America Inc.	175,182	8,214
Forest City Enterprise Class A	124,919	6,883
Packaging Corp. of America	266,810	6,529
Sonoco Products Co.	244,795	6,472
Valspar Corp.	129,573	6,048
* Owens-Illinois, Inc.	372,883	5,966
Cabot Corp.	154,247	5,949
The Timken Co.	225,116	5,542
Martin Marietta Materials, Inc.	120,574	5,458
* Jacobs Engineering Group Inc.	140,635	5,385
Bowater Inc.	138,996	5,308
Florida Rock Industries, Inc.	107,746	5,278
* Scotts Co.	80,972	5,194
RPM International, Inc.	289,849	5,116
* IMC Global Inc.	289,478	5,034
Lubrizol Corp.	138,658	4,798
Cytec Industries, Inc.	97,934	4,794
Steel Dynamics, Inc.	123,965	4,788
Harsco Corp.	102,915	4,621
Hughes Supply, Inc.	153,560	4,618
Airgas, Inc.	187,288	4,508
Valhi, Inc.	298,674	4,489
* FMC Corp.	91,232	4,431
* Crown Holdings, Inc.	413,314	4,261
Corn Products International, Inc.	92,236	4,252
AptarGroup Inc.	91,108	4,006
Simpson Manufacturing Co.	60,566	3,828
Mueller Industries Inc.	87,517	3,759
Georgia Gulf Corp.	82,806	3,692
Albemarle Corp.	103,898	3,646
* Westlake Chemical Corp.	158,519	3,535
Olin Corp.	174,753	3,495
* Stillwater Mining Co.	224,956	3,487
* Millennium Chemicals, Inc.	163,751	3,473
Potlatch Corp.	73,920	3,460
* GrafTech International Ltd.	245,851	3,430
* Dycom Industries, Inc.	120,771	3,429
* Armor Holdings, Inc.	81,647	3,397
Eagle Materials, Inc.	47,128	3,360
* Maverick Tube Corp.	106,362	3,277
York International Corp.	103,683	3,275
Reliance Steel & Aluminum Co.	81,416	3,232
LNR Property Corp.	50,089	3,101
Clarcor Inc.	63,669	3,035
Minerals Technologies, Inc.	51,473	3,030
Kronos Worldwide, Inc.	74,313	2,950
Brady Corp. Class A	59,477	2,901
Commercial Metals Co.	72,626	2,885
* URS Corp.	105,593	2,817
* Graphic Packaging Corp.	431,129	2,794
Texas Industries, Inc.	54,257	2,791
* Lone Star Technologies, Inc.	73,545	2,780
Carpenter Technology Corp.	57,154	2,729
Crompton Corp.	287,062	2,724
* WCI Communities, Inc.	111,851	2,606
* OM Group, Inc.	71,024	2,597
Delta & Pine Land Co.	96,232	2,574
Acuity Brands, Inc.	106,957	2,542
* Coeur d'Alene Mines Corp.	534,030	2,531
Granite Construction Co.	104,226	2,491
Albany International Corp.	82,733	2,466
Schnitzer Steel Industries, Inc. Class A	75,046	2,428
Greif Inc. Class A	56,172	2,368
Ferro Corp.	104,949	2,289
* Cabot Microelectronics Corp.	62,143	2,253
* AK Steel Corp.	275,311	2,247
USEC Inc.	214,395	2,223
NL Industries, Inc.	120,968	2,215
* Hecla Mining Co.	296,549	2,206
Lennox International Inc.	147,400	2,202
* Century Aluminum Co.	79,395	2,202
MacDermid, Inc.	75,868	2,197
Wausau-Mosinee Paper Corp.	131,701	2,193
* Cleveland-Cliffs Inc.	26,832	2,170
Silgan Holdings, Inc.	46,140	2,136
Quanex Corp.	41,189	2,112
Brookfield Homes Corp.	78,954	2,080
Spartech Corp.	81,068	2,035
Kaydon Corp.	70,706	2,034
* Ceradyne, Inc.	45,083	1,980
* USG Corp.	107,901	1,967
Bunge Ltd.	49,100	1,963
H.B. Fuller Co.	71,444	1,958
Longview Fibre Co.	128,034	1,953
* Shaw Group, Inc.	161,918	1,943
* Symyx Technologies, Inc.	81,685	1,924
* W.R. Grace & Co.	199,619	1,886
* Trammell Crow Co.	113,616	1,786
Tredegar Corp.	97,919	1,782
Gibraltar Steel	49,041	1,773
* PolyOne Corp.	235,398	1,770
Compass Minerals International	79,700	1,769
* Quanta Services, Inc.	292,337	1,769
* Trex Co., Inc.	39,626	1,755
* Jacuzzi Brands, Inc.	187,341	1,742
Watsco, Inc.	57,755	1,734
* Rogers Corp.	40,301	1,712
Arch Chemicals, Inc.	59,072	1,687
* Griffon Corp.	79,626	1,680
* Tejon Ranch Co.	44,310	1,668
* Hexcel Corp.	119,955	1,658
Barnes Group, Inc.	58,850	1,617
* Terra Industries, Inc.	185,126	1,603
A. Schulman Inc.	71,800	1,582
* EMCOR Group, Inc.	41,167	1,549
* NCI Building Systems, Inc.	47,213	1,506
* DHB Industries, Inc.	105,403	1,497
* Caraustar Industries, Inc.	89,206	1,496
* EnerSys	116,026	1,491
ElkCorp	53,457	1,484
Cambrex Corp.	65,672	1,442
* Insituform Technologies Inc. Class A	76,747	1,433
* Oregon Steel Mills, Inc.	84,763	1,410
AMCOL International Corp.	73,174	1,399
* Wheeling-Pittsburgh Corp.	44,156	1,383
WD-40 Co.	48,195	1,378
* RTI International Metals, Inc.	69,345	1,343
* Brush Engineered Materials Inc.	62,450	1,293
* NS Group Inc.	68,539	1,268
Valmont Industries, Inc.	60,566	1,264
Rock-Tenn Co.	80,157	1,262
* Titanium Metals Corp.	53,445	1,254
Glatfelter	100,951	1,251
* Drew Industries, Inc.	34,889	1,251
Universal Forest Products, Inc.	35,711	1,221
* Interface, Inc.	148,835	1,194
* Avatar Holding, Inc.	28,092	1,193
* NewMarket Corp.	57,067	1,192
* Mobile Mini, Inc.	47,857	1,187
Apogee Enterprises, Inc.	87,590	1,133
Royal Gold, Inc.	63,768	1,089
Steel Technologies, Inc.	40,263	1,031
* Perini Corp.	71,921	1,026
* Bluegreen Corp.	90,679	1,009
CIRCOR International, Inc.	51,453	1,003
Deltic Timber Corp.	24,474	974
Pope & Talbot, Inc.	54,463	959
Myers Industries, Inc.	84,920	930
Ameron International Corp.	28,101	925
* CompX International Inc.	57,500	920
Chesapeake Corp. of Virginia	37,448	900
Calgon Carbon Corp.	118,627	856
Ryerson Tull, Inc.	49,586	851
Aceto Corp.	58,422	841
* AAON, Inc.	47,530	827
Wellman, Inc.	96,163	815
* Encore Wire Corp.	59,398	786
* Olympic Steel, Inc.	41,532	785
Penn Engineering & Manufacturing Corp.	42,053	783
* Shiloh Industries, Inc.	56,050	779
* Maxxam Inc.	27,160	770
* Buckeye Technology, Inc.	68,780	767
American Vanguard Corp.	21,296	761
* IMCO Recycling, Inc.	66,296	756
* Huttig Building Products, Inc.	82,902	750
* Energy Conversion Devices, Inc.	56,334	747
* A.M. Castle & Co.	72,791	739
* First Acceptance Corp.	100,654	720
* Infrasource Services Inc.	67,500	709
* Tarragon Realty Investors Inc. REIT	53,973	702
* Zoltek Cos., Inc.	77,796	692
Penford Corp.	39,264	684
NN, Inc.	59,307	679
Bairnco Corp.	61,900	678
* Comfort Systems USA, Inc.	100,599	664
The Standard Register Co.	60,349	634
Ampco-Pittsburgh Corp.	46,922	622
* Commonwealth Industries Inc.	66,573	622
* Integrated Electrical Services, Inc.	127,350	613
* Lesco, Inc.	45,576	603
Packaging Dynamics Corp.	41,945	600
Building Materials Holding Corp.	21,478	591
* Universal Stainless & Alloy Products, Inc.	40,838	562
* Industrial Distribution Group, Inc.	55,600	544
Ennis, Inc.	25,206	540
* Exide Technologies	33,968	538
* Mod-Pac Corp.	46,879	530
MGP Ingredients, Inc.	52,520	521
Anchor Glass Container Corp.	62,735	515
* Medis Technology Ltd.	45,683	513
Alico, Inc.	11,641	496
* Valence Technology Inc.	142,233	489
* Omnova Solutions Inc.	80,645	486
* Innovo Group Inc.	229,501	475
* Ultralife Batteries, Inc.	45,687	465
* Liquidmetal Technologies Inc.	243,631	462
* Foamex International, Inc.	122,335	449
* Material Sciences Corp.	33,151	447
* Continental Materials Corp.	15,351	441
* Tor Minerals International, Inc.	86,101	432
Quaker Fabric Corp.	64,095	417
* Reading International Inc. Class A	51,795	414
* Multi-Color Corp.	27,473	412
* Acmat Corp. Class A	32,541	400
Vulcan International Corp.	8,700	388
* Nonophase Technologies Corp.	75,251	385
* TransPro Inc.	71,710	373
* Unifi, Inc.	162,867	371
United Guardian, Inc.	54,600	364
* Modtech Holdings, Inc.	48,074	362
Consolidated-Tomoka Land Co.	10,378	361
* Layne Christensen Co.	23,874	360
* U.S. Energy Corp.	157,261	351
* WCA Waste Corp.	39,000	343
* Lydall, Inc.	36,857	343
* PW Eagle, Inc.	93,430	342
Roanoke Electric Steel Corp.	23,316	334
Quaker Chemical Corp.	13,622	329
* Landec Corp.	41,591	312
* NuCo2, Inc.	16,005	312
* California Coastal Communities, Inc.	15,482	298
Stepan Co.	12,307	293
* U.S. Concrete, Inc.	45,963	284
Andersons, Inc.	13,465	281
LSI Industries Inc.	26,516	277
Penn Engineering & Manufacturing Corp. Class A	16,600	256
Malan Realty Investors, Inc. REIT	49,200	255
* Senomyx, Inc.	28,200	254
Hawkins, Inc.	20,563	246
* Astronics Corp.	45,479	233
* Gold Reserve Inc. Class A	47,151	220
* Hawk Corp. Class A	24,843	196
* Culp, Inc.	25,328	186
* Mestek, Inc.	10,448	182
* Canyon Resources Cor	43,600	166
Balchem Corp.	5,258	157
* Beacon Roofing Supply, Inc.	7,600	125
* American Realty Investors, Inc.	14,335	123
Nevada Chemicals, Inc.	18,761	118
* Virbac Corp.	39,294	113
* Zapata Corp.	1,759	104
Noland Co.	2,271	98
* Wolverine Tube, Inc.	8,300	96
* Eden Bioscience Corp.	204,084	90
Calavo Growers, Inc.	6,884	74
* Baker (Michael) Corp.	3,200	50
International Aluminum Corp.	1,700	49
* The Dixie Group, Inc.	3,900	44
Intermet Corp.	135,831	35
* EarthShell Corp.	17,586	35
* WHX Corp.	19,055	21
Capital Properties, Inc. Class A	1,100	16
* Applied Extrusion Technologies, Inc.	48,600	7
* Corrpro Cos., Inc.	2,400	3
* FiberMark, Inc.	19,600	1
Capital Properties, Inc. Class B	90	1
* Prolong International Corp.	2,500	1
* BMC Industries, Inc.	126,104	--

		488,118

Producer Durables (5.5%)
D. R. Horton, Inc.	581,781	19,263
Lennar Corp. Class A	362,212	17,241
* NVR, Inc.	16,148	8,898
Pentair, Inc.	250,438	8,743
* American Tower Corp. Class A	560,426	8,603
* Toll Brothers, Inc.	185,655	8,601
Diebold, Inc.	179,526	8,384
* Crown Castle International Corp.	562,831	8,375
* LAM Research Corp.	334,780	7,325
Hubbell Inc. Class B	150,828	6,762
Donaldson Co., Inc.	216,392	6,143
* Hovnanian Enterprises Inc. Class A	152,756	6,126
MDC Holdings, Inc.	81,290	5,942
Graco, Inc.	173,108	5,799
HNI Corp.	146,164	5,785
* Alliant Techsystems, Inc.	93,883	5,680
Ryland Group, Inc.	59,271	5,492
* Terex Corp.	123,450	5,358
Roper Industries Inc.	91,954	5,284
* United Defense Industries Inc.	132,099	5,283
Steelcase Inc.	370,190	5,183
Plantronics, Inc.	119,851	5,182
Ametek, Inc.	170,502	5,170
* AGCO Corp.	225,616	5,103
* Polycom, Inc.	248,549	4,926
Standard Pacific Corp.	83,989	4,734
Briggs & Stratton Corp.	56,095	4,555
Herman Miller, Inc.	178,181	4,392
Joy Global Inc.	127,121	4,370
IDEX Corp.	123,376	4,190
Mine Safety Appliances Co.	101,601	4,137
Kennametal, Inc.	91,173	4,116
Thomas & Betts Corp.	147,471	3,955
Beazer Homes USA, Inc.	33,757	3,608
* Flowserve Corp.	138,736	3,355
Lincoln Electric Holdings, Inc.	103,886	3,258
Technical Olympic USA, Inc.	112,232	3,169
Nordson Corp.	90,102	3,093
Cognex Corp.	115,664	3,030
Engineered Support Systems, Inc.	66,357	3,029
* Dionex Corp.	52,481	2,871
* Varian Semiconductor Equipment Associates, Inc.	91,133	2,816
* Cymer, Inc.	92,102	2,640
* Taser International Inc.	70,118	2,633
* Headwaters Inc.	84,184	2,598
* Meritage Corp.	33,024	2,596
Belden CDT Inc.	117,360	2,558
* CUNO Inc.	42,472	2,453
* Actuant Corp.	59,030	2,433
The Manitowoc Co., Inc.	66,856	2,371
* Moog Inc.	64,904	2,356
* Rayovac Corp.	88,020	2,319
* Interdigital Communications Corp.	139,139	2,271
Federal Signal Corp.	120,269	2,235
* Genlyte Group, Inc.	34,556	2,225
* Paxar Corp.	98,065	2,224
* ESCO Technologies Inc.	32,491	2,202
Franklin Electric, Inc.	55,000	2,178
* William Lyon Homes, Inc.	24,477	2,176
Watts Water Technologies, Inc.	80,932	2,173
Curtiss-Wright Corp.	37,359	2,138
* Axcelis Technologies, Inc.	254,729	2,109
* Teledyne Technologies, Inc.	82,736	2,072
* MKS Instruments, Inc.	134,308	2,058
Applied Industrial Technology, Inc.	55,961	2,000
* Technitrol, Inc.	101,036	1,970
Baldor Electric Co.	82,227	1,945
Woodward Governor Co.	28,694	1,937
* Littelfuse, Inc.	55,249	1,908
* Powerwave Technologies, Inc.	303,180	1,868
JLG Industries, Inc.	110,239	1,852
* Champion Enterprises, Inc.	176,209	1,813
A.O. Smith Corp.	74,064	1,803
* Bucyrus International, Inc.	52,654	1,769
* Esterline Technologies Corp.	56,546	1,730
* ATMI, Inc.	80,330	1,645
* Credence Systems Corp.	227,427	1,637
* FEI Co.	82,833	1,637
* Orbital Sciences Corp.	140,555	1,605
M/I Homes, Inc.	37,810	1,605
* Triumph Group, Inc.	47,086	1,593
* Brooks Automation, Inc.	111,383	1,576
* Veeco Instruments, Inc.	74,920	1,571
* Entegris Inc.	183,600	1,531
The Middleby Corp.	28,912	1,522
* A.S.V., Inc.	39,941	1,495
Thomas Industries, Inc.	46,179	1,450
* Imagistics International Inc.	42,978	1,444
Tecumseh Products Co. Class A	34,477	1,444
Regal-Beloit Corp.	59,129	1,430
* Gardner Denver Inc.	51,732	1,426
* Ionics, Inc.	51,896	1,401
* Blount International, Inc.	104,303	1,366
* Rofin-Sinar Technologies Inc.	46,229	1,358
* General Cable Corp.	126,829	1,349
* Photronics Inc.	79,228	1,317
NACCO Industries, Inc. Class A	15,132	1,304
* Artesyn Technologies, Inc.	129,170	1,289
Levitt Corp. Class A	54,872	1,287
CTS Corp.	100,290	1,264
Stewart & Stevenson Services, Inc.	70,166	1,240
* Electro Scientific Industries, Inc.	71,097	1,234
C & D Technologies, Inc.	63,957	1,216
Kimball International, Inc. Class B	86,678	1,203
* Astec Industries, Inc.	60,871	1,164
* Arris Group Inc.	220,561	1,151
* Itron, Inc.	65,541	1,144
* MTC Technologies, Inc.	41,254	1,140
Lennar Corp. Class B	25,998	1,139
Lindsay Manufacturing Co.	41,972	1,126
* Presstek, Inc.	115,047	1,113
* Audiovox Corp.	62,509	1,053
* Symmetricom Inc.	110,496	1,045
* Mykrolis Corp.	103,595	1,043
* American Superconductor Corp.	83,018	1,031
* C-COR Inc.	116,536	985
Standex International Corp.	39,772	974
* Metrologic Instruments, Inc.	61,396	973
Vicor Corp.	95,230	963
Tennant Co.	23,748	963
Skyline Corp.	23,868	956
* EnPro Industries, Inc.	39,531	954
* Palm Harbor Homes, Inc.	54,799	923
* Kadant Inc.	49,714	913
Cascade Corp.	32,726	908
* Mattson Technology, Inc.	117,783	906
* Ultratech, Inc.	57,607	903
Cohu, Inc.	60,865	900
MTS Systems Corp.	42,301	899
Helix Technology Corp.	65,169	886
Keithley Instruments Inc.	49,463	863
* BE Aerospace, Inc.	94,219	857
* Rudolph Technologies, Inc.	50,651	848
* DuPont Photomasks, Inc.	48,906	833
* LTX Corp.	151,783	821
Curtiss-Wright Corp. Class B	15,116	818
* Magnatek, Inc.	109,000	814
* Photon Dynamics, Inc.	39,762	807
* Park-Ohio Holdings Corp.	44,847	803
United Industrial Corp.	23,590	776
* General Binding Corp.	54,921	771
* ADE Corp.	45,230	770
* Advanced Energy Industries, Inc.	82,438	766
Badger Meter, Inc.	15,536	709
* Kulicke & Soffa Industries, Inc.	124,703	705
* Orleans Homebuilders, Inc.	30,806	694
* Sonic Solutions, Inc.	41,739	681
* Applied Films Corp.	37,223	670
* Mastec Inc.	126,854	666
* SBA Communications Corp.	94,707	663
* Flanders Corp.	76,985	661
* Team, Inc.	42,434	656
Applied Signal Technology, Inc.	20,478	655
* Columbus McKinnon Corp.	71,793	649
HEICO Corp. Class A	48,091	648
HEICO Corp.	34,705	614
* Darling International, Inc.	139,939	603
* Pemco Aviation Group, Inc.	22,194	597
Met-Pro Corp.	44,901	590
Nobility Homes, Inc.	24,927	583
* Asyst Technologies, Inc.	113,031	578
* Ducommun, Inc.	25,841	578
* Duratek, Inc.	31,394	558
* Milacron Inc.	174,469	544
* FARO Technologies, Inc.	26,381	537
X-Rite Inc.	36,253	528
* DDi Corp.	103,679	526
* Measurement Specialties, Inc.	21,067	524
* TransTechnology Corp.	59,541	504
Robbins & Myers, Inc.	22,808	502
* Color Kinetics Inc.	38,500	493
* Viisage Technology, Inc.	85,657	493
Communications Systems, Inc.	59,141	492
* Therma-Wave Inc.	143,453	488
Tecumseh Products Co. Class B	11,900	481
MOCON, Inc.	58,065	476
* Virco Manufacturing Corp.	60,901	463
* RF Monolithics, Inc.	65,030	457
* Somera Communications, Inc.	323,085	452
Astro-Med, Inc.	40,085	429
* Terayon Communications Systems, Inc.	197,372	418
* Zygo Corp.	40,931	415
* Tollgrade Communications, Inc.	47,142	414
* TRC Cos., Inc.	21,951	412
* Fairchild Corp.	97,453	388
* UQM Technologies, Inc.	157,657	386
Liberty Homes, Inc. Class A	83,500	386
* TransAct Technologies Inc.	14,559	376
* Semitool, Inc.	49,446	375
* FSI International, Inc.	89,728	375
* CPI Aerostructures, Inc.	40,615	370
* Allied Motion Technologies, Inc.	65,143	369
* Intevac, Inc.	58,639	368
* Electroglas, Inc.	121,351	362
* Nanometrics Inc.	30,243	345
* Aetrium, Inc.	66,254	340
* Distributed Energy Systems Corp.	178,293	324
* EMCORE Corp.	162,116	318
* Cavco Industries, Inc.	8,399	317
SpectraLink Corp.	33,341	317
* Arotech Corp.	199,167	309
* XETA Technologies Inc.	78,699	308
* Catalytica Energy Systems, Inc.	143,367	303
* Dominion Homes, Inc.	12,423	296
* August Technology Corp.	41,736	287
Woodhead Industries, Inc.	20,290	280
* Tut Systems, Inc.	101,880	279
Gorman-Rupp Co.	13,332	271
* Katy Industries, Inc.	49,522	263
* Active Power, Inc.	94,552	260
* Copper Mountain Networks, Inc.	72,897	255
* Icad Inc.	77,914	242
* Optical Cable Corp.	51,377	234
* Global ePoint, Inc.	74,225	223
* Beacon Power Corp.	402,535	213
* Powell Industries, Inc.	11,711	197
* Proxim Corp. Class A	210,246	168
* Insignia Systems, Inc.	201,899	166
American Ecology Corporation	16,146	157
* American Access Technologies Inc.	80,800	151
* Radyne Comstream Inc.	19,805	149
* The Allied Defense Group, Inc.	7,803	145
* Calamp Corp.	18,869	134
Alamo Group, Inc.	6,752	126
* Peco II, Inc.	187,170	125
* Applied Innovation Inc.	42,902	125
Ecology and Environment, Inc.	11,325	102
Preformed Line Products Co.	3,337	101
* Genus, Inc.	37,111	82
* Ibis Technology Corp.	16,294	78
* Perma-Fix Environmental Services, Inc.	43,427	70
* Ault Inc.	22,500	68
* Cognitronics Corp.	17,500	60
* Efj Inc.	8,300	56
* Kaiser Ventures LLC Class A	36,800	55
* Evercel, Inc.	47,164	45
* Airnet Communications Corp.	99,290	32
Hubbell Inc. Class A	500	21
* Andrea Radio Corp.	85,700	8
L. S. Starrett Co. Class B	400	6
* LMI Aerospace, Inc.	3,600	6
* General Bearing Corp.	1,200	5
* Hudson Technology, Inc.	6,000	5
* Conolog Corp.	10	--

		432,071

Technology (10.0%)
* Juniper Networks, Inc.	1,322,950	31,222
L-3 Communications Holdings, Inc.	266,937	17,885
Seagate Technology	1,154,501	15,609
* Freescale Semiconductor Inc.	998,600	14,280
Microchip Technology, Inc.	513,934	13,794
* SanDisk Corp.	404,358	11,775
* Zebra Technologies Corp. Class A	178,978	10,919
* Cognizant Technology Solutions Corp.	328,002	10,007
Harris Corp.	166,154	9,129
* Cadence Design Systems, Inc.	682,609	8,901
* McAfee Inc.	395,235	7,944
* NAVTEQ Corp.	220,060	7,843
* Amphenol Corp.	219,686	7,526
* BEA Systems, Inc.	1,024,700	7,081
* Storage Technology Corp.	279,060	7,049
* Ceridian Corp.	374,131	6,888
* Arrow Electronics, Inc.	287,505	6,492
* Ingram Micro, Inc. Class A	388,252	6,251
* Synopsys, Inc.	389,721	6,169
National Instruments Corp.	196,927	5,961
* SpectraSite, Inc.	122,414	5,692
* International Rectifier Corp.	165,096	5,663
* Red Hat, Inc.	457,461	5,599
* Cree, Inc.	183,213	5,593
Intersil Corp.	349,592	5,569
AVX Corp.	437,102	5,180
* Vishay Intertechnology, Inc.	401,203	5,176
* Avnet, Inc.	301,073	5,154
Acxiom Corp.	215,026	5,105
* FLIR Systems, Inc.	84,410	4,938
Reynolds & Reynolds Class A	196,266	4,842
* Perot Systems Corp.	287,037	4,610
* UTStarcom, Inc.	284,523	4,584
* Western Digital Corp.	521,284	4,582
ADTRAN Inc.	199,126	4,516
* TIBCO Software Inc.	524,821	4,466
* Akamai Technologies, Inc.	314,155	4,414
* MEMC Electronic Materials, Inc.	519,653	4,407
* BearingPoint, Inc.	492,281	4,401
* Atmel Corp.	1,189,255	4,305
* Silicon Laboratories Inc.	129,566	4,287
* Fairchild Semiconductor International, Inc.	298,492	4,230
* 3Com Corp.	984,174	4,153
* Trimble Navigation Ltd.	127,972	4,044
* Rambus Inc.	255,154	4,003
* Salesforce.com, Inc.	253,200	3,958
* Integrated Circuit Systems, Inc.	181,536	3,903
* CACI International, Inc.	72,827	3,844
* Avid Technology, Inc.	79,600	3,731
* Brocade Communications Systems, Inc.	655,069	3,701
* Skyworks Solutions, Inc.	388,369	3,690
* PalmOne, Inc.	120,313	3,662
* Semtech Corp.	186,035	3,566
* Advanced Fibre Communications, Inc.	221,291	3,519
* Sonus Networks, Inc.	618,778	3,484
* Macromedia, Inc.	173,170	3,477
* SRA International, Inc.	64,421	3,322
* Hyperion Solutions Corp.	97,592	3,317
* Sybase, Inc.	240,147	3,312
* Varian, Inc.	87,162	3,301
* Anteon International Corp.	88,402	3,240
* Foundry Networks, Inc.	339,341	3,220
* Maxtor Corp.	618,868	3,218
* Avocent Corp.	123,155	3,206
Anixter International Inc.	90,682	3,182
* Gartner, Inc. Class A	271,714	3,176
Imation Corp.	88,927	3,165
* RSA Security Inc.	159,350	3,075
* Benchmark Electronics, Inc.	102,916	3,067
* Macrovision Corp.	123,755	2,980
* RF Micro Devices, Inc.	466,831	2,960
* The Titan Corp.	211,184	2,950
* CommScope, Inc.	135,039	2,917
* AMIS Holdings Inc.	207,238	2,802
* Cypress Semiconductor Corp.	315,623	2,790
* Verint Systems Inc.	75,020	2,764
* Siliconix, Inc.	74,763	2,679
* Tekelec	159,472	2,660
* Agere Systems Inc. Class A	2,525,118	2,651
* Quest Software, Inc.	237,207	2,638
* F5 Networks, Inc.	86,291	2,628
* Sycamore Networks, Inc.	683,723	2,584
* DRS Technologies, Inc.	68,951	2,582
* Integrated Device Technology Inc.	265,723	2,532
* Wind River Systems Inc.	205,143	2,503
* Intergraph Corp.	91,402	2,483
* WebEx Communications, Inc.	112,589	2,457
* Websense, Inc.	58,787	2,450
* Digital River, Inc.	81,774	2,435
* Silicon Image, Inc.	189,697	2,398
* Micrel, Inc.	229,214	2,386
* Keane, Inc.	154,766	2,377
* Emulex Corp.	205,862	2,372
* Sapient Corp.	305,167	2,328
* MICROS Systems, Inc.	45,925	2,299
* Electronics for Imaging, Inc.	134,216	2,180
* UNOVA, Inc.	155,034	2,178
* Tessera Technologies, Inc.	98,531	2,178
* Microsemi Corp.	151,864	2,141
* Altiris, Inc.	67,125	2,125
* Adaptec, Inc.	278,922	2,120
* Internet Security Systems, Inc.	121,083	2,058
* ON Semiconductor Corp.	645,775	2,021
* ScanSource, Inc.	31,624	2,018
* OmniVision Technologies, Inc.	142,204	2,012
* CSG Systems International, Inc.	130,453	2,010
* Aeroflex, Inc.	188,423	1,992
* Ascential Software Corp.	147,169	1,982
* RealNetworks, Inc.	424,339	1,977
* Mentor Graphics Corp.	179,595	1,969
* Artisan Components, Inc.	67,273	1,958
* Coherent, Inc.	75,458	1,957
* InVision Technologies, Inc.	42,712	1,922
* ANSYS, Inc.	38,226	1,901
* Power Integrations, Inc.	92,288	1,885
* SigmaTel Inc.	88,559	1,878
* Manhattan Associates, Inc.	76,760	1,874
* MicroStrategy Inc.	45,552	1,872
* Intermagnetics General Corp.	80,806	1,871
* Conexant Systems, Inc.	1,161,748	1,870
* j2 Global Communications, Inc.	58,960	1,863
* SERENA Software, Inc.	111,275	1,862
* FormFactor Inc.	94,599	1,832
* Ditech Communications Corp.	80,987	1,813
* Progress Software Corp.	89,398	1,779
* Transaction Systems Architects, Inc.	95,546	1,776
* KEMET Corp.	218,999	1,772
* Hutchinson Technology, Inc.	65,414	1,749
* FileNET Corp.	99,967	1,745
* Borland Software Corp.	207,137	1,730
* Zoran Corp.	109,821	1,726
* Kanbay International Inc.	80,500	1,711
Black Box Corp.	46,276	1,710
* Dendrite International, Inc.	104,802	1,689
* Agere Systems Inc. Class B	1,650,000	1,683
* Lexar Media, Inc.	199,906	1,677
Syntel, Inc.	101,303	1,675
* Novatel Wireless, Inc.	70,105	1,647
* Amkor Technology, Inc.	446,805	1,631
* SafeNet, Inc.	60,963	1,608
* Ariba, Inc.	171,388	1,601
* SiRF Technology Holdings, Inc.	112,060	1,595
Cubic Corp.	68,513	1,569
* DSP Group Inc.	73,850	1,555
* II-VI, Inc.	44,069	1,543
* Inet Technologies, Inc.	121,658	1,530
* Silicon Storage Technology, Inc.	239,427	1,525
* NetIQ Corp.	142,431	1,524
* McDATA Corp. Class A	298,145	1,500
* Vitesse Semiconductor Corp.	547,713	1,495
* Openwave Systems Inc.	168,020	1,482
* Exar Corp.	104,608	1,481
* Aspect Communications Corp.	148,034	1,470
* Ixia	151,147	1,469
* Identix, Inc.	220,194	1,466
* Checkpoint Systems, Inc.	93,711	1,459
Agilysys, Inc.	84,003	1,452
* Ulticom, Inc.	98,214	1,451
* Mercury Computer Systems, Inc.	53,886	1,451
* Daktronics, Inc.	58,710	1,435
* DigitalNet Holdings, Inc.	47,502	1,435
* Advanced Digital Information Corp.	163,786	1,425
* Lattice Semiconductor Corp.	284,777	1,398
Inter-Tel, Inc.	64,284	1,390
* Lawson Software Inc.	246,780	1,382
* Jupitermedia Corp.	77,512	1,380
EDO Corp.	49,669	1,378
* Extreme Networks, Inc.	302,661	1,347
* ViaSat, Inc.	66,696	1,341
* TriQuint Semiconductor, Inc.	342,098	1,334
Methode Electronics, Inc. Class A	102,502	1,311
BEI Technologies, Inc.	47,751	1,308
* Epicor Software Corp.	108,622	1,307
* Verity, Inc.	101,393	1,306
* Magma Design Automation, Inc.	84,871	1,280
* Informatica Corp.	216,979	1,269
* Digitas Inc.	162,250	1,254
* Ciber, Inc.	165,133	1,242
* ScanSoft, Inc.	299,051	1,220
* Plexus Corp.	109,539	1,209
* Newport Corp.	103,638	1,189
* Diodes Inc.	46,039	1,186
* Infonet Services Corp.	721,099	1,183
* InterVoice, Inc.	109,262	1,177
* Harmonic, Inc.	175,380	1,166
* SonicWALL, Inc.	171,527	1,160
* Opsware, Inc.	202,491	1,136
* Equinix, Inc.	36,789	1,132
* Comtech Telecommunications Corp.	41,565	1,126
* Pixelworks, Inc.	111,787	1,119
* TTM Technologies, Inc.	125,254	1,114
Bel Fuse, Inc. Class B	32,500	1,075
* ManTech International Corp.	56,868	1,065
* Quantum Corp.	450,626	1,041
* Cirrus Logic, Inc.	215,631	1,029
* Keynote Systems Inc.	71,485	1,012
* Atheros Communications	96,711	986
* Synaptics Inc.	48,405	976
* Anaren, Inc.	72,385	974
* Echelon Corp.	122,846	968
* Actel Corp.	62,855	955
* Agile Software Corp.	119,723	949
* Corvis Corp.	1,176,127	941
* American Science & Engineering, Inc.	28,374	935
* Genesis Microchip Inc.	69,247	935
* Packeteer, Inc.	86,418	934
* Catapult Communications Corp.	48,995	923
* Interwoven Inc.	127,098	920
* Stratasys, Inc.	28,996	915
* Digi International, Inc.	79,313	907
* Tyler Technologies, Inc.	101,153	894
* Enterasys Networks, Inc.	554,818	888
* Aspen Technologies, Inc.	126,137	882
* Blackboard Inc.	50,493	866
* Dot Hill Systems Corp.	107,614	863
* MRV Communications Inc.	344,781	862
* MIPS Technologies, Inc.	148,906	849
* SupportSoft, Inc.	86,749	845
* SYNNEX Corp.	47,700	844
* SeaChange International, Inc.	52,738	843
* Vignette Corp.	632,689	841
* Pegasystems Inc.	119,704	836
* Pinnacle Systems, Inc.	198,403	827
* Actuate Software Corp.	234,033	826
Park Electrochemical Corp.	38,542	817
* Zhone Technologies	265,479	815
* SeeBeyond Technology Corp.	263,783	812
* Herley Industries Inc.	43,266	809
* Open Solutions Inc.	32,347	808
SS&C Technologies, Inc.	41,305	807
* Niku Corp.	52,916	804
* LeCroy Corp.	47,861	800
* Netegrity, Inc.	106,175	797
* Concur Technologies, Inc.	74,916	786
* Mapics Inc.	85,912	778
* EMS Technologies, Inc.	44,929	775
* The TriZetto Group, Inc.	132,184	771
* SBS Technologies, Inc.	62,791	766
* Witness Systems, Inc.	47,295	760
* Lionbridge Technologies, Inc.	87,926	755
* Silicon Graphics, Inc.	527,373	754
QAD Inc.	108,076	753
* Excel Technology, Inc.	28,915	747
* Komag, Inc.	53,542	744
* Telular Corp.	70,659	743
Integral Systems, Inc.	37,924	740
* ESS Technology, Inc.	106,041	726
* Micromuse Inc.	197,007	725
* Standard Microsystem Corp.	40,942	717
* JDA Software Group, Inc.	66,130	716
* Westell Technologies, Inc.	138,086	714
* Finisar Corp.	548,968	714
* InFocus Corp.	77,700	712
* PEC Solutions, Inc.	60,477	709
* Kopin Corp.	172,326	701
* Infocrossing, Inc.	44,042	697
* 3D Systems Corp.	58,017	696
* Avanex Corp.	339,036	692
* NVE Corp.	20,843	689
* webMethods, Inc.	128,931	686
* EPIQ Systems, Inc.	43,680	681
* SPSS, Inc.	50,300	670
* Remec, Inc.	142,001	669
* Sykes Enterprises, Inc.	144,555	664
* IXYS Corp.	92,409	663
* MatrixOne, Inc.	130,940	663
* Dynamics Research Corp.	40,247	662
* Stellent Inc.	85,779	661
* NETGEAR, Inc.	53,744	657
* Sigma Designs, Inc.	69,399	649
* PalmSource, Inc.	31,230	648
* Integrated Silicon Solution, Inc.	88,989	647
* Pericom Semiconductor Corp.	66,735	645
* RadiSys Corp.	46,150	644
* Datastream Systems, Inc.	98,813	639
* Mobius Management Systems, Inc.	69,672	631
* Covansys Corp.	54,384	628
* Cray Inc.	176,806	624
* FalconStor Software, Inc.	83,469	622
* Rimage Corp.	44,224	619
* Drexler Technology Corp.	67,382	617
* Gerber Scientific, Inc.	91,654	604
* E.piphany Inc.	148,792	600
* Network Equipment Technologies, Inc.	89,807	594
* The Ultimate Software Group, Inc.	48,190	592
* Ansoft Corp.	37,094	590
* Manugistics Group, Inc.	247,554	589
* Maxwell Technologies, Inc.	56,965	587
American Software, Inc. Class A	96,451	581
* Secure Computing Corp.	76,439	580
* Stratex Networks, Inc.	258,847	580
* Moldflow Corp.	47,990	576
* @ Road, Inc.	136,133	574
* SAFLINK Corp.	220,874	574
* SI International Inc.	26,189	574
* Concurrent Computer Corp.	340,390	572
* CyberOptics Corp.	36,958	571
* PC-Tel, Inc.	68,793	568
* Globecomm Systems, Inc.	84,809	562
* Universal Display Corp.	66,332	559
* Spectrum Control, Inc.	77,931	554
* Concord Communications, Inc.	62,039	554
* Volterra Semiconductor Corp.	44,221	550
* Transmeta Corp.	435,825	549
Iomega Corp.	117,450	546
* Oplink Communications, Inc.	304,318	545
* BroadVision, Inc.	185,456	543
Lowrance Electronics, Inc.	22,059	541
* Fargo Electronics	55,016	533
* Captaris Inc.	124,111	529
* OPNET Technologies, Inc.	51,517	529
* Sumtotal Systems Inc.	106,505	527
* Vyyo Inc.	92,511	522
* American Power Technology, Inc.	61,233	521
* Interlink Electronics Inc.	62,934	519
* Clarus Corp.	59,163	518
* ActivCard Corp.	83,270	511
* Bell Microproducts Inc.	65,625	509
* TechTeam Global, Inc.	53,780	504
* ZiLOG, Inc.	87,200	503
* Ultra Clean Holdings, Inc.	117,107	501
* Retek Inc.	109,513	499
Talx Corp.	21,563	498
* NYFIX, Inc.	81,653	496
* Answerthink Consulting Group, Inc.	92,768	496
* Mechanical Technology Inc.	123,409	496
* Mindspeed Technologies, Inc.	247,792	496
* Hifn, Inc.	55,913	490
* Docucorp International, Inc.	57,611	490
* MSC Software Corp.	60,664	488
* PDF Solutions, Inc.	39,842	484
* Safeguard Scientifics, Inc.	257,130	481
* Entrust, Inc.	189,841	480
* Carrier Access Corp.	68,087	473
* MapInfo Corp.	43,738	472
* Applix, Inc.	107,024	471
* ePlus Inc.	44,979	471
* NMS Communications Corp.	96,224	470
* IPIX Corp.	63,965	470
* Leadis Technology Inc.	41,600	469
* Meade Instruments Corp.	150,514	468
* Segue Software, Inc.	106,900	464
* RightNow Technologies Inc.	36,975	463
* Redback Networks Inc.	88,407	461
* Visual Networks, Inc.	176,694	461
* Nu Horizons Electronics Corp.	72,296	459
* OSI Systems Inc.	28,498	459
* Blackbaud, Inc.	46,591	457
* White Electronic Designs Corp.	92,893	455
* Zix Corp.	98,573	451
* Innovative Solutions and Support, Inc.	18,399	451
* Immersion Corp.	84,517	450
* Supertex, Inc.	23,178	450
* Neoware Systems, Inc.	53,997	448
* Trident Microsystems, Inc.	44,413	447
* Overland Storage, Inc.	31,820	445
* Aether Systems, Inc.	133,987	445
* Nuance Communications Inc.	103,780	441
* AMX Corp.	24,200	437
* Embarcadero Technologies, Inc.	51,406	435
* MRO Software Inc.	43,377	434
* Bottomline Technologies, Inc.	45,736	432
* Research Frontiers, Inc.	67,568	430
* Performance Technologies, Inc.	66,996	423
* Sirenza Microdevices, Inc.	99,588	422
* Saba Software, Inc.	103,591	419
* Audible, Inc.	23,315	418
* Equity	272,347	414
* ONYX Software Corp.	113,100	408
* AXS-One Inc.	163,386	407
* Paradyne Networks, Inc.	88,042	405
* Bio-logic Systems, Corp.	54,481	404
* Ramtron International Corp.	139,798	403
* Evans & Sutherland Computer Corp.	74,836	400
* Merix Corp.	38,553	399
* Key Tronic Corp.	113,840	398
* COMARCO, Inc.	63,845	398
* The SCO Group, Inc.	103,106	396
* Micronetics Inc.	48,715	395
* Virage Logic Corp.	32,028	395
Sypris Solutions, Inc.	28,845	394
* Innovex, Inc.	96,605	393
* Planar Systems, Inc.	35,048	393
* PLX Technology, Inc.	54,233	391
* Motive, Inc.	34,400	386
* CompuCom Systems, Inc.	83,678	383
* Bioveris Corp.	61,358	381
* Net2Phone, Inc.	117,423	378
* Sipex Corp.	71,638	376
* Tumbleweed Communications Corp.	144,776	366
* Zomax Inc.	113,743	365
* Captiva Software Corp.	32,417	363
* iGATE Corp.	98,549	363
Video Display Corp.	11,250	360
* WatchGuard Technologies, Inc.	76,333	357
* AuthentiDate Holding Corp.	58,771	356
* Radiant Systems, Inc.	87,503	352
* eCollege.com Inc.	36,440	352
* Chordiant Software, Inc.	119,307	347
* Internet Capital Group Inc	53,724	347
* MTI Technology Corp.	194,654	345
* Computer Network Technology Corp.	84,625	344
* WorldGate Communications, Inc.	198,178	333
* Mobility Electronics, Inc.	40,090	330
* Fiberstars, Inc.	46,837	328
* SteelCloud Inc.	144,031	324
* VASCO Data Security International, Inc.	148,346	322
* California Micro Devices Corp.	41,615	322
TSR, Inc.	52,280	320
* Tier Technologies, Inc.	32,983	318
* LCC International, Inc. Class A	100,089	318
* Loudeye Corp.	292,554	316
* Click Commerce, Inc.	61,577	315
* Sento Corporation	49,112	309
* Blue Coat Systems, Inc.	21,485	309
* FOCUS Enhancements, Inc.	202,180	309
* Inforte Corp.	44,141	305
* Staktek Holdings Inc.	77,344	302
Sunrise Telecom Inc.	106,187	302
* Kintera Inc.	31,902	301
* Merge Technologies, Inc.	17,440	301
* Pemstar Inc.	164,541	299
* Aware, Inc.	125,844	298
* Terremark Worldwide, Inc.	464,802	297
* Kana Software, Inc.	174,701	295
* Xybernaut Corp.	260,539	292
* Plumtree Software, Inc.	85,469	291
* Glenayre Technologies, Inc.	161,082	290
* Monolithic System Technology, Inc.	66,631	289
* Qualstar Corp.	45,690	288
* Convera Corp.	77,838	287
* Computer Task Group, Inc.	91,101	283
* Argonaut Technologies Inc.	294,200	274
* MetaSolv, Inc.	105,851	272
* Alliance Semiconductor Corp.	78,563	272
* Wave Systems Corp.	297,727	271
* SimpleTech, Inc.	73,886	270
* Digimarc Corp.	29,469	266
* Ciprico Inc.	72,116	266
* Technology Solutions Co.	307,491	264
* Pomeroy IT Solutions, Inc.	20,770	263
* SRS Labs, Inc	49,322	262
* Multi-Fineline Electronix, Inc.	27,700	260
* Selectica, Inc.	68,319	259
* Merisel, Inc.	61,804	258
* InterVideo Inc.	21,291	255
* Intellisync Corp.	121,553	255
* WJ Communications, Inc.	101,994	249
* NetManage, Inc.	45,514	247
* Hauppage Digital, Inc.	75,966	247
* Delphax Technologies, Inc.	72,200	245
* Extended Systems Inc.	97,321	240
* Crossroads Systems, Inc.	160,082	239
* AXT, Inc.	161,152	239
* Centra Software, Inc.	142,662	237
* QuickLogic Corp.	93,978	227
* NetScout Systems, Inc.	42,554	227
Celeritek, Inc.	65,845	227
* BindView Development Corp.	68,216	226
* Peerless Systems Corp.	169,015	225
* En Pointe Technologies, Inc.	112,161	220
* eLoyalty Corp.	36,482	219
* Viewpoint Corp.	94,234	217
* Verso Technologies, Inc.	223,514	212
* ANADIGICS, Inc.	61,712	208
* Computer Horizons Corp.	46,645	202
* Roxio, Inc.	39,204	202
* VA Software Corp.	102,301	201
* TippingPoint Technologies Inc.	8,351	199
* Avici Systems Inc.	31,552	196
* Vitria Technology, Inc.	62,729	195
* SAVVIS Communications Corp.	153,947	192
* Verisity Ltd.	27,273	190
* LogicVision, Inc.	111,753	189
* TranSwitch Corp.	149,443	188
* ACT Teleconferencing, Inc.	149,400	188
* Network Engines, Inc.	103,839	188
* Blue Martini Software, Inc.	66,249	181
* Intraware, Inc.	153,151	181
* Superconductor Technologies Inc.	161,712	176
* Pervasive Software Inc.	29,357	176
* Suntron Corp.	35,245	174
* Tripath Technology Inc.	101,838	173
* BSQUARE Corp.	274,236	170
* Manchester Technologies, Inc.	33,908	170
* Brooktrout Technology, Inc.	18,192	165
* Critical Path, Inc.	249,175	162
* Ceva, Inc.	20,033	158
* KVH Industries, Inc.	21,697	157
* Intelli-Check Inc.	28,598	156
* Art Technology Group, Inc.	172,762	155
* Lantronix, Inc.	150,331	155
* Online Resources Corp.	21,692	154
* Centillium Communications, Inc.	63,949	152
* Corio, Inc.	97,301	152
* Evolving Systems, Inc.	48,695	151
* Private Business Inc.	79,234	148
* Quovadx, Inc.	76,786	147
* Versant Corp.	183,062	145
* Catalyst Semiconductor, Inc.	24,252	144
* Synplicity, Inc.	27,606	142
* Three-Five Systems, Inc.	51,355	141
* On2 Technologies, Inc.	210,930	139
* Bitstream Inc.	86,108	138
* Phoenix Technologies Ltd.	27,287	136
* Braun Consulting, Inc.	58,466	134
* LivePerson, Inc.	41,074	134
* Vastera, Inc.	74,963	133
* Digital Lightwave, Inc.	111,667	126
* Primus Knowledge Solutions, Inc.	107,920	126
* SCM Microsystems, Inc.	45,521	125
* Netlogic Microsystems Inc.	18,800	124
Bel Fuse, Inc. Class A	4,019	113
* Netopia, Inc.	52,551	112
* NASSDA Corp.	31,248	111
* Eagle Broadband, Inc.	152,800	110
* Cherokee International Corp.	12,235	103
* Telecommunication Systems, Inc.	31,957	103
* Cosine Communications, Inc.	32,012	102
* Goremote Internet Communications	75,722	101
* 8X8 Inc	26,186	98
Richardson Electronics, Ltd.	10,090	97
* ACE	86,025	95
* Data Systems & Software, Inc.	105,750	92
* I-many, Inc.	92,714	90
* NetSolve, Inc.	8,201	89
* Stratos International Inc.	19,411	87
* Interland, Inc.	23,792	84
* Applied Digital Solutions, Inc.	37,865	83
* Firstwave Technologies, Inc.	49,096	81
* Indus International, Inc.	48,969	77
* Telkonet, Inc.	23,300	72
* Callidus Software Inc.	17,243	71
* NaviSite, Inc.	25,077	65
* VIA NET.WORKS, Inc.	86,888	56
* LA BARGE INC	5,400	44
* LightPath Technologies, Inc. Class A	8,062	40
* Persistence Software, Inc.	7,110	40
* Artisoft, Inc.	11,633	33
* Information Resources, Inc. Rights Exp. 10/12/2004	11,200	30
* MakeMusic! Inc.	7,540	25
* Zanett, Inc.	6,600	24
* DSL.Net, Inc.	116,280	22
* Versata, Inc.	13,031	22
* NeoMagic Corp.	20,600	21
Frequency Electronics, Inc.	1,500	19
* Intelligroup, Inc.	12,900	18
Dynabazaar, Inc.	50,100	15
* nStor Technologies, Inc.	47,523	15
* Datalink Corp.	6,442	13
* Endwave Corp.	900	12
ePresence, Inc. - Escrow	61,880	8
* Cogent Communications Group, Inc.	23,479	8
* eGain Communications Corp.	10,788	7
* NexPrise, Inc.	4,740	6
* Ampex Corp. Class A	2,890	6
* ISCO International, Inc.	18,000	5
* Covad Communications Group, Inc.	2,548	4
* Radview Software Ltd.	9,000	2
* Microstrategy Inc. Warrants Exp. 6/24/2007	16,080	1
* Media 100 Inc.	162,889	1
* GoAmerica, Inc.	500	--
* ProcureNet, Inc.	21,000	--
* Critical Path, Inc.	94,941	--

		791,245

Utilities (5.1%)
* Cox Communications, Inc. Class A	1,508,763	49,985
* Cablevision Systems NY Group Class A	766,851	15,552
* NTL Inc.	218,446	13,559
MCI Inc.	786,100	13,167
Telephone & Data Systems, Inc.	142,453	11,990
SCANA Corp.	278,665	10,405
Questar Corp.	209,803	9,613
Wisconsin Energy Corp.	293,760	9,371
* U.S. Cellular Corp.	214,999	9,277
Energy East Corp.	366,291	9,223
Pepco Holdings, Inc.	431,177	8,580
MDU Resources Group, Inc.	293,453	7,727
* Nextel Partners, Inc.	461,445	7,651
* UnitedGlobalCom Inc. Class A	969,229	7,240
Alliant Energy Corp.	282,872	7,038
ONEOK, Inc.	257,441	6,699
DPL Inc.	318,845	6,562
NSTAR	132,578	6,510
Northeast Utilities	320,466	6,214
* Western Wireless Corp. Class A	232,550	5,979
National Fuel Gas Co.	206,308	5,845
Puget Energy, Inc.	248,599	5,643
OGE Energy Corp.	219,060	5,527
Great Plains Energy, Inc.	185,594	5,410
Hawaiian Electric Industries Inc.	200,862	5,331
* Kinder Morgan Management, LLC	127,359	5,288
Western Gas Resources, Inc.	184,188	5,266
Aqua America, Inc.	233,052	5,153
AGL Resources Inc.	162,406	4,997
Vectren Corp.	190,087	4,786
UGI Corp. Holding Co.	126,889	4,728
Energen Corp.	90,892	4,685
* Level 3 Communications, Inc.	1,704,955	4,416
Westar Energy, Inc.	213,781	4,318
Piedmont Natural Gas, Inc.	95,512	4,197
WPS Resources Corp.	93,225	4,194
* Southern Union Co.	196,620	4,031
* Southwestern Energy Co.	91,617	3,847
Atmos Energy Corp.	152,226	3,835
Duquesne Light Holdings, Inc.	191,566	3,441
* IDT Corp. Class B	228,700	3,437
WGL Holdings Inc.	121,606	3,437
PNM Resources Inc.	151,122	3,402
New Jersey Resources Corp.	69,250	2,867
IDACORP, Inc.	95,557	2,777
* Sierra Pacific Resources	293,425	2,626
* Commonwealth Telephone Enterprises, Inc.	52,812	2,300
Black Hills Corp.	81,334	2,259
Avista Corp.	121,179	2,193
Northwest Natural Gas Co.	68,482	2,173
* Price Communications Corp.	141,849	2,163
* Cincinnati Bell Inc.	614,590	2,145
Southwest Gas Corp.	88,766	2,126
UniSource Energy Corp.	85,338	2,078
Cleco Corp.	119,528	2,061
South Jersey Industries, Inc.	40,777	1,947
* Mediacom Communications Corp.	297,887	1,945
* El Paso Electric Co.	119,433	1,919
* Aquila, Inc.	590,637	1,843
CH Energy Group, Inc.	40,111	1,837
* Alamosa Holdings, Inc.	239,336	1,829
UIL Holdings Corp.	36,358	1,788
The Laclede Group, Inc.	59,376	1,736
Otter Tail Corp.	66,022	1,684
* Centennial Communications Corp. Class A	258,972	1,523
Empire District Electric Co.	67,032	1,378
MGE Energy, Inc.	40,611	1,292
* General Communication, Inc.	138,873	1,257
* PTEK Holdings, Inc.	145,110	1,244
American States Water Co.	45,482	1,133
California Water Service Group	37,883	1,113
* Time Warner Telecom Inc.	230,010	1,104
Surewest Communications	36,939	1,059
SJW Corp.	30,053	992
Cascade Natural Gas Corp.	43,115	915
* Global Crossing Ltd.	54,281	897
EnergySouth, Inc.	30,690	836
NUI Corp.	62,582	835
CT Communications, Inc.	59,728	824
Central Vermont Public Service Corp.	38,011	764
Southwest Water Co.	60,725	744
* Alaska Communications Systems Holdings, Inc.	127,916	716
Semco Energy Inc.	126,071	692
Chesapeake Utilities Corp.	27,311	686
UNITILI Corp.	25,195	680
* UbiquiTel Inc.	163,074	652
Green Mountain Power Corp.	24,564	640
* Talk America Holdings, Inc.	121,524	636
* Rural Cellular Corp. Class A	74,835	516
* Hector Communications Corp.	24,050	505
* Intrado Inc.	48,771	493
North Pittsburgh Systems, Inc.	23,565	488
* Primus Telecommunications Group, Inc.	328,227	482
Connecticut Water Services, Inc.	18,176	481
* Boston Communications Group, Inc.	52,407	460
Middlesex Water Co.	25,561	458
* Penn Octane Corp.	188,030	427
Maine & Maritimes Corp.	13,800	400
* Dobson Communications Corp.	297,210	395
D&E Communications, Inc.	33,679	387
* US LEC Corp. Class A	124,392	373
Warwick Valley Telephone Co.	15,419	366
* Triton PCS, Inc.	114,884	294
* FiberNet Telecom Group, Inc.	328,873	243
* AirGate PCS, Inc.	11,800	231
Shenandoah Telecommunications Co.	8,660	222
* Hungarian Telephone and Cable Corp.	20,038	191
* Pac-West Telecom, Inc.	165,965	149
Atlantic Tele-Network, Inc.	4,278	123
* McLeod USA Inc.	283,125	122
Hickory Tech Corp.	10,063	117
* IDT Corp.	7,368	107
* Z-Tel Technologies, Inc.	228,143	105
* BayCorp Holdings, Ltd.	3,314	42
BIW Limited	1,900	36
* RCN Corp.	155,302	9
* XO Communications, Inc.	565	2
* Cap Rock Energy Corp	33	1

		402,689

Other (3.7%)
* Berkshire Hathaway Inc. Class A	2,760	239,154
Hillenbrand Industries, Inc.	154,486	7,806
SPX Corp.	190,098	6,729
Wesco Financial Corp.	18,118	6,368
* Berkshire Hathaway Inc. Class B	1,742	5,001
Carlisle Co., Inc.	77,871	4,978
Teleflex Inc.	100,585	4,275
Lancaster Colony Corp.	89,497	3,774
Trinity Industries, Inc.	117,890	3,675
ALLETE, Inc.	74,094	2,408
* McDermott International, Inc.	169,729	2,003
Walter Industries, Inc.	102,969	1,650
* Sequa Corp. Class A	26,371	1,377
GenCorp, Inc.	88,947	1,205
Raven Industries, Inc.	21,545	958
Kaman Corp. Class A	70,344	840
* GP Strategies Corp.	60,760	453
* United Capital Corp.	19,642	449
* Foster Wheeler Ltd.	284,354	134
McRae Industries, Inc.	8,300	91
* Lynch Corp.	4,600	69
* Sandston Corp.	12,600	1

		293,398

TOTAL COMMON STOCKS
(Cost $7,061,397)		7,903,121

TEMPORARY CASH INVESTMENTS (4.7%)

Money Market Fund (4.7%)
Vanguard Market Liquidity Fund, 1.74%**	370,955,268	370,955
	Face
	Amount
	(000)

U.S. Agency Obligation
Federal National Mortgage Assn. (1)
(2)1.48%, 10/13/2004	$3,000	2,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $373,953)		373,953

TOTAL INVESTMENTS (104.6%)
(Cost $7,435,350)		8,277,074

OTHER ASSETS AND LIABILITIES--NET (-4.6%)		(362,101)

NET ASSETS (100%)		$7,914,973

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $7,435,350,000. Net unrealized appreciation of investment securities for tax purposes was $841,724,000, consisting of unrealized gains of $2,380,215,000 on securities that had risen in value since their purchase and $1,538,491,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.3% and 4.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	56	$16,072	$56
S&P MidCap 400 Index	48	14,259	63
E-mini S&P MidCap 400 Index	1	59	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.